    As filed with the Securities and Exchange Commission on July 2, 2004
                                              Securities Act File No. 333-______
                                      Investment Company Act File No. 811-______

--------------------------------------------------------------------------------

                     U.S. Securities And Exchange Commission

                             Washington, D.C. 20549

                               -------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

[x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ] Pre-Effective Amendment No.
[  ] Post-Effective Amendment No.

                                     and/or

[x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ] Amendment No.

                               -------------------

                      Scudder Commodities Stock Fund, Inc.

               (Exact Name of Registrant as Specified In Charter)

                               -------------------

                                 345 Park Avenue

                            New York, New York 10154

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-349-4281

                               Bruce A. Rosenblum

                            Deutsche Asset Management

                                One South Street

                                   BAL01-1806

                            Baltimore, Maryland 21202

                                  410-895-3883

                     (Name and Address of Agent For Service)

                               -------------------

                                  WITH COPY TO:

                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                            New York, New York 10019

                               -------------------

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

                               -------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                   Proposed Maximum       Proposed Maximum
  Title of Securities         Amount Being        Offering Price Per     Aggregate Offering          Amount of
    Being Registered          Registered(1)              Unit                   Price          Registration Fee(1)(2)
    ----------------          -------------              ----                   -----          ----------------------
Common Stock, $0.01 par        66,660 shares            $15.00              $  999,900                $126.70
value



----------

(1)   Estimated solely for the purpose of calculating the registration fee.

(2) $126.70 was wired to the Securities and Exchange Commission's account at Mellon Bank, Pittsburgh, Pennsylvania in payment of the required registration fee due in connection with this Registration Statement.

                               -------------------

      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                      SCUDDER COMMODITIES STOCK FUND, INC.

                              CROSS REFERENCE SHEET

                               PART A - PROSPECTUS

                      ITEM IN PART A OF FORM N-2
                      SPECIFIED IN PROSPECTUS                                   LOCATION IN PROSPECTUS


     Item 1.          Outside Front Cover ................................      Cover Page

     Item 2.          Inside Front and Outside Back Cover Page ...........      Cover Page; Inside Front Cover Page; Outside
                                                                                Back Cover Page

     Item 3.          Fee Table and Synopsis .............................      Fund Expenses

     Item 4.          Financial Highlights ...............................      Inapplicable

     Item 5.          Plan of Distribution ...............................      Cover page; Prospectus Summary; Underwriting

     Item 6.          Selling Shareholders ...............................      Inapplicable

     Item 7.          Use of Proceeds ....................................      Use of Proceeds; Investment Objective and
                                                                                Policies

     Item 8.          General Description of the Registrant ..............      Cover page; Prospectus Summary; The Fund;
                                                                                Investment Objective and Policies; Use of
                                                                                Leverage; Principal Risks of the Fund;
                                                                                Additional Risk Considerations; Repurchase of
                                                                                Shares

     Item 9.          Management ........................................       Prospectus Summary; Management of the Fund

     Item 10.         Capital Stock, Long-Term Debt,
                      and Other Securities ..............................       Investment Objective and Policies; Use of
                                                                                Leverage; Dividends and Distributions;
                                                                                Taxation; Description of Shares

     Item 11.         Defaults and Arrears on Senior Securities .........       Inapplicable

     Item 12.         Legal Proceedings .................................       Inapplicable

     Item 13.         Table of Contents of the
                      Statement of Additional Information ...............       Table of Contents of the Statement of
                                                                                Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                 LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

                      ITEM IN PART A OF FORM N-2
                      SPECIFIED IN PROSPECTUS                                    LOCATION IN PROSPECTUS
                      -----------------------                                    ----------------------
    Item 14.          Cover Page .......................................         Cover Page

    Item 15.          Table of Contents ................................         Table of Contents

    Item 16.          General Information and History ..................         Inapplicable

    Item 17.          Investment Objective and Policies ................         Investment Objective and Policies;
                                                                                 Investment Restrictions

    Item 18.          Management .......................................         Management of the Fund; Compensation of
                                                                                 Directors and Certain Officers; Investment
                                                                                 Advisory and Other Services

    Item 19.          Control Persons and Principal
                      Holders of Securities ............................         Management of the Fund

    Item 20.          Investment Advisory and Other Services ...........         Investment Advisory and Other Services

    Item 21.          Brokerage Allocation and Other Practices .........         Portfolio Transactions and Brokerage;
                                                                                 Determination of Net Asset Value

    Item 22.          Tax Status .......................................         Taxation

    Item 23.          Financial Statements .............................         Report of Independent Accountants;
                                                                                 Statement of Assets and Liabilities
                           PART C - OTHER INFORMATION

     Item 24-33. Items 24-33 have been answered in Part C of this Registration Statement

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------



                   SUBJECT TO COMPLETION, DATED JULY 2, 2004

PRELIMINARY PROSPECTUS

--------------------------------------------------------------------------------

_________________SHARES
SCUDDER COMMODITIES STOCK FUND, INC.
COMMON SHARES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE. Scudder Commodities Stock Fund, Inc. (the "Fund") is a recently organized, non-diversified, closed-end management investment company. The Fund's investment objective is total return (capital appreciation and income).

PORTFOLIO CONTENTS. Under normal market conditions, the Fund will invest substantially all but not less than 80% of its total assets in equity and equity-linked securities of companies in commodity-related industries or other issuers where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes. Commodities are assets that have tangible properties, such as oil, metal and agricultural products. Securities of companies in commodity-related industries include common stocks, preferred securities, warrants, convertible securities and other equity and equity-linked securities issued by such companies or other issuers where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes. Commodity-related industries include, but are not limited to (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources and (ii) companies that use commodities extensively in their products, provide services to commodity-related industries or are otherwise affected by commodities. A company will be considered by Deutsche Investment Management Americas Inc., the Fund's investment manager (the "Investment Manager"), to be in a commodity-related industry if, as determined by the Investment Manager, at least 50% of the company's assets, revenues or net income are derived from or related to a commodity-related industry. The Fund will invest globally and may invest without limit in securities of non-U.S. issuers. The Fund may invest in securities of foreign issuers in foreign markets and in the form of American Depositary Receipts and European Depositary Receipts. (continued on page 2)

INVESTMENT MANAGER. The Fund's investment manager is Deutsche Investment Management Americas Inc. The investment manager is part of the United States asset management activities of Deutsche Bank AG.

EXCHANGE LISTING. The Fund's Common Shares have been approved for listing on the New York Stock Exchange upon notice of issuance under the symbol "___." Because the Fund is recently organized, its Common Shares have no history of public trading. The shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

INVESTING IN THE COMMON SHARES INVOLVES RISKS THAT ARE DESCRIBED IN THE "PRINCIPAL RISKS OF THE FUND" SECTION BEGINNING ON PAGE OF THIS PROSPECTUS.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                PRICE TO PUBLIC        SALES LOAD            PROCEEDS TO FUND
                ---------------        ----------            ----------------
Per share        $     15.00            $                     $
Total            $                      $                     $


In addition to the sales load, the Fund will pay organizational and offering expenses of up to $____ per share which will reduce the "Proceeds to Fund" (above). The Investment Manager has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and all offering costs (other than the sales load) exceeds $____ per share. The Fund's organizational and offering expenses are estimated to be approximately $___________.

[UNDERWRITERS]

The Fund, under normal market conditions, will invest in securities of companies domiciled primarily in developed countries but the Fund may invest up to 30% of its total assets in securities of companies domiciled in emerging markets countries.

As a hedge against a decline in the value of its portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in commodity-related securities, the Fund also expects to invest in options, swaps and futures contracts. The Fund may also engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions in connection with its investments in securities of foreign commodity-related industries.

The Fund may invest up to 20% of its total assets in debt securities of companies in commodity-related industries and may invest up to 20% of its total assets in preferred securities of companies in commodity-related industries. The actual percentage of common and preferred stocks in the Fund's investment portfolio may vary over time. The Fund will not invest more than 20% of its total assets in preferred stock or debt securities rated below investment grade (commonly known as "junk bonds") or unrated securities of comparable quality. Preferred stock or debt securities will be considered to be investment grade if, at the time of investment, such securities have ratings of "BBB" or higher by Standard & Poor's Ratings Services ("S&P"), "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by a nationally recognized statistical rating agency. The Fund may also invest in preferred stock or debt securities which are unrated but which, in the opinion of the Investment Manager, are determined to be of equivalent quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal. Due in part to the risk involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative.

The Fund will generally not invest more than 25% of its total assets in the securities of any one issuer. Although the Fund will invest primarily in equity and equity-linked securities that are publicly traded, the Fund may invest up to 20% of its total assets in illiquid securities of commodity-related companies, including privately-negotiated equity or debt securities.

The Fund will invest primarily in securities of commodity-related companies with market capitalizations that range, in the current market environment, from approximately $100 million to approximately $200 billion. However, there is no restriction on the market capitalization range or the actual market capitalization of the individual companies in which the Fund may invest. There can be no assurance that the Fund will achieve its investment objective. See "Investment objective and policies" and "Principal risks of the Fund."

Commodity-linked structured notes and other commodity-linked derivative investments are hybrid instruments. A hybrid instrument is a derivative investment. Its value is derived from, or linked to, the value of another investment or asset. Hybrid instruments have higher risk of volatility and loss of principal. You should carefully consider these risks before investing.

This Prospectus sets forth concisely information about the Fund you should know before investing. You should read the Prospectus before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated ___, 2004 (the "SAI"), containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You can review the table of contents of the SAI on page ___ of this Prospectus. You may request a free copy of the SAI by calling [(800) 349-4281]. You may also obtain the SAI and other information regarding the Fund on the Securities and Exchange Commission web site (http://www.sec.gov).

The Fund's Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters may also purchase up to an additional ________ Common Shares at the public offering price, less the sales load, within 45 days after the date of this Prospectus to cover over-allotments.

The underwriters expect to deliver the Common Shares on or about ________ ___, 2004.

You should rely only on the information contained or incorporated by reference in this Prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus. Our business, financial condition and prospects may have changed since that date.

Through and including ________ ___, 2004 (25 days after the date of this Prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

TABLE OF CONTENTS

          Prospectus summary .................................       5
          Summary of Fund expenses ...........................      14
          The Fund ...........................................      15
          Use of proceeds ....................................      15
          Investment objectives and policies .................      15
          Principal risks of the Fund ........................      26
          Additional risk considerations .....................      32
          Management of the Fund .............................      33
          Dividends and distributions ........................      35
          Closed-end structure ...............................      38
          Possible conversion to open-end status .............      40
          Repurchase of shares ...............................      40
          Taxation ...........................................      41
          Description of shares ..............................      43
          Certain provisions of the Charter and By-Laws ......      43
          Underwriting .......................................      46
          Custodian, transfer agent, dividend disbursing agent
            and registrar ....................................      47
          Reports to shareholders ............................      47
          Validity of the shares .............................      47
          Table of contents of the Statement of Additional
            Information ......................................      48

         PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information, especially the information set forth under the heading "Principal risks of the Fund."

THE FUND

Scudder Commodities Stock Fund, Inc., a Maryland corporation (the "Fund"), is a recently organized, non-diversified, closed-end management investment company.

THE OFFERING

The Fund is offering        shares of common stock, $0.01 par value per share
("Common Shares"), through a group of underwriters lead managed by         . The
initial public offering price is $15.00 per share. The minimum purchase pursuant to this offering is 100 Common Shares ($1,500). The underwriters have been
granted an option to purchase up to         additional Common Shares solely to
cover over-allotments, if any. See "Underwriting."

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

The Fund's investment objective is total return (capital appreciation and income). The Fund's investment objective and certain investment policies are considered fundamental and may not be changed without shareholder approval. See "Investment objective and policies."

PORTFOLIO CONTENTS

Under normal market conditions, the Fund will invest substantially all but not less than 80% of its total assets in equity and equity-linked securities of companies in commodity-related industries or other issuers where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes. Commodities are assets that have tangible properties, such as oil, metal and agricultural products. Securities of companies in commodity-related industries include common stocks, preferred securities, warrants, convertible securities and other equity and equity-linked securities issued by such companies. As a hedge against a decline in the value of its portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in commodity-related securities, the Fund also expects to invest in options, swaps and futures contracts. The Fund may also engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions in connection with its investments in securities of foreign commodity-related industries. Commodity-related industries include, but are not limited to (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources and (ii) companies that use commodities extensively in their products, provide services to commodity-related industries or are otherwise affected by commodities. A company will be considered by the Investment Manager to be in a commodity-related industry if, as determined by the Investment Manager, at least 50% of the company's assets, revenues or net income are derived from or related to a commodity-related industry. The Fund will invest globally and may invest without limit in securities of non-U.S. issures. The Fund may invest in securities of foreign issuers in foreign markets and in the form of American Depositary Receipts and European Depositary Receipts. The Fund, under normal market conditions, will invest in securities of companies domiciled primarily in developed countries but the Fund may invest up to 30% of its total assets in securities of companies domiciled in emerging markets countries. The Fund may invest up to 20% of its total assets in debt securities of companies in commodity-related industries and may invest up to 20% of its total assets in preferred securities of companies in commodity-related industries. The actual percentage of common and preferred stocks in the Fund's investment portfolio may vary over time. The Fund will not invest more than 20% of its total assets in preferred stock or debt securities rated below investment grade (commonly known as "junk bonds") or unrated securities of comparable quality. Preferred stock or debt securities will be considered to be investment grade if, at the time of investment, such securities have ratings of "BBB" or higher by Standard & Poor's Ratings Services ("S&P"), "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by a nationally recognized statistical rating agency. The Fund may also invest in preferred stock or debt securities which are unrated but which, in the opinion of the Investment Manager, are determined to be of equivalent quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal. Due in part to the risk involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative.

The Fund follows a focused investment approach tending to invest in securities of between 40 and 80 issuers, although this number can vary depending on market conditions. However, the Fund will generally not invest more than 25% of its total assets in the securities of one issuer, except in those instances where one issuer represents more than 10% of the benchmark index with respect to which the Fund measures its performance. Although the Fund will invest primarily in [equity] securities that are publicly traded, the Fund may invest up to 20% of its total assets in illiquid securities of commodity-related companies including privately-negotiated equity or debt securities.

The Fund will invest primarily in securities of commodity-related companies with market capitalizations that range, in the current market environment, from approximately $100 million to approximately $200 billion. However, there is no restriction on the market capitalization range or the actual market capitalization of the individual companies in which the Fund may invest.

The Fund's policy of investing at least 80% of its total assets in equity and equity-linked securities of commodity-related companies is not fundamental. If the Board of Directors of the Fund changes this non-fundamental policy to one allowing the Fund to invest less than 80% of its total assets in equity and equity-linked securities of commodity-related companies, the Fund will provide shareholders with at least 60 days prior notice of such change if the change has not first been approved by shareholders, which notice will comply with the 1940 Act and the regulations thereunder.

There can be no assurance that the Fund's investment objective will be achieved. See "Investment objective and policies."

INVESTMENT STRATEGY AND PHILOSOPHY

The Fund seeks to achieve its investment objective by focusing on commodities-related securities and equity-related securities, including equity-related structured notes and similar instruments, that are undervalued but have favorable prospects for appreciation. The Fund will measure its performance against a combination of the Morgan Stanley Capital International
(MSCI) World Energy Index and the MSCI World Materials Index. The Investment Manager believes that, under normal market conditions, its securities selection approach could generate excess returns, over a reasonable market cycle, of at least 2% above its benchmark index. However, there can be no guarantee that the Fund will achieve such returns.

The Investment Manager may focus on the securities of particular issuers or industries within the commodities-related industries in which the Fund invests, or in particular countries or regions, at different times.

The Investment Manager will normally sell a stock when it believes that its price is unlikely to go higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given commodities-related industry.

The Investment Manager may also determine, based on various factors, including changes in supply and demand for a certain commodity or commodities, broad economic projections or better relative value than investing in direct equity securities to invest a portion of the Fund's assets in securities linked to physical commodities or an index of physical commodities, i.e., commodity-linked structured notes, as well as (as a hedge against a decline in the value of its portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in commodity-related securities), options, swaps and futures contracts related to physical commodities or commodities indexes.

INVESTMENT MANAGER

Deutsche Investment Management Americas Inc., with headquarters at 345 Park Avenue, New York, NY 10154, is the Fund's investment manager pursuant to an Investment Management Agreement. Subject at all times to the general supervision of the Fund's Board of Directors, the Investment Manager is responsible for managing the Fund's affairs and supervising all aspects of the Fund's operations, except for distribution services. The Investment Manager provides a full range of investment advisory services to retail and institutional clients, and as of ______ __, 2004 had total assets of approximately $_____ billion under management. The Investment Manager is part of the United States asset management activities of Deutsche Bank AG. Deutsche Bank AG is an international commercial and investment banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. As of _______ __, 2004, Deutsche Bank AG had more than $_____ billion in assets under management.

Pursuant to an Investment Management Agreement, the Investment Manager has responsibility for the day-to-day management of the Fund's investment portfolio.

The Fund will also be supported by Scudder Investments, the North American retail distribution arm of the U.S. asset management operations of Deutsche Bank AG. Scudder Investments has significant resources and experience marketing and servicing investment products, including a dedicated closed-end fund team that
manages ____ funds with approximately $    billion in assets (as of ________ __,
2004). Scudder Investments was acquired by Deutsche Bank AG on April 8, 2002.

PRINCIPAL RISKS OF THE FUND

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective.

NO OPERATING HISTORY

As a recently organized entity, the Fund has no operating history. See "The
Fund."

INVESTMENT RISK

An investment in the Fund is subject to investment risk, including the possible loss of up to the entire principal amount that you invest.

STOCK MARKET RISK

An important factor with the Fund is how stock markets perform. Your investment in Common Shares represents an indirect investment in the commodities-related securities owned by the Fund, at least 80% of which, at the time of purchase, the Fund will be able to sell at market price within seven days. However, the Fund is authorized to invest up to 20% of its total assets in illiquid investments, including privately negotiated equity or debt securities. The value of the Fund's portfolio securities, like other stock market investments, may fluctuate, sometimes rapidly and unpredictably. Preferred stocks and debt securities are generally more sensitive to changes in interest rates than common stocks. When interest rates rise, the market value of preferred stocks and debt securities generally will fall. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

GENERAL RISKS OF SECURITIES LINKED TO THE COMMODITIES MARKET

The Fund will invest primarily in equity securities issued by commodities-based companies, and equity-linked securities related to such companies. Because of this, it is subject to the risks associated with its concentration in securities of issuers in commodity-related industries. The stocks of commodity-related companies may underperform the stock market as a whole. The stock prices of commodity-related companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the prices of, and in supply and demand for, commodities. The value of securities issued by commodity-related companies may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. The Investment Manager's judgments about trends in the prices of these securities and commodities may prove to be incorrect. See "Principal risks of the Fund -- General Risks of Securities Linked to the Commodities Market."

GENERAL RISKS OF COMMODITY-LINKED DERIVATIVE INSTRUMENTS

The commodity-linked structured notes and futures contracts in which the Fund expects to invest are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value. Because the performance of these notes is linked to the performance of the underlying commodity prices, these investments are subject to market risks that relate to the movement of prices in the commodities markets. They may be subject to additional special risks that do not affect traditional equity and debt securities and may be greater than or in addition to the risks of derivatives in general.

         - RISK OF LOSS OF INTEREST If payment of interest on a structured note or other hybrid instrument is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying instrument

         - RISK OF LOSS OF PRINCIPAL To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular instrument in the Fund's portfolio may be significantly higher than 50% of the value of the investment

         - LACK OF SECONDARY MARKET A liquid secondary market may not exist for the specially created hybrid instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or accurately value them

         - RISK OF GREATER VOLATILITY The value of the commodity-linked derivative investments the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of these hybrid instruments as they may increase or decrease in value more quickly than the underlying commodity index, futures contract or other economic variable

GENERAL RISKS OF STRATEGIC TRANSACTIONS

Strategic Transactions, including options, swaps and futures contracts, have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the counterparty to the transaction and illiquidity of the derivative instruments. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Furthermore, the ability to successfully use Strategic

Transactions depends on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The use of currency transactions may result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

FOREIGN SECURITIES RISKS

The Fund may invest without limit in securities of non-U.S. issuers or securities that are denominated in various foreign currencies or multinational currency units ("Foreign Securities"). Such investments involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of Foreign Securities often are volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in Foreign Securities. The Fund may hold Foreign Securities of issuers in so-called "emerging markets" which may entail additional risks. See "Risks -- Emerging Markets Risk."

FOREIGN CURRENCY RISK

Although the Fund will report its net asset value and pay dividends in U.S. dollars, Foreign Securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in Foreign Securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of Foreign Securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

EMERGING MARKETS RISK

The Fund may invest in securities of issuers located or doing substantial business in "emerging markets." Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

RECENT EVENTS

The value of commodities is particularly susceptible to acts of terrorism and other changes in foreign and domestic economic and political conditions.

SMALL COMPANY RISK

The Fund may invest in securities of smaller companies which may entail additional risks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, shares of these companies can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.

FOCUS RISK

A strategy of investing in a limited number of issuers may increase the volatility of the Fund's investment performance compared to a strategy of investing in a larger number of issuers. See "Principal risks of the Fund -- Focus Risk."

LOWER-RATED SECURITIES RISK

Lower-rated preferred stock or debt securities, or equivalent unrated securities, which are commonly known as "junk bonds," generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities. See "Principal risks of the Fund -- Risks of Investment in Lower-rated Securities."

PREFERRED SECURITIES

The Fund may invest in preferred securities, which entail special risks, including:

         - DEFERRAL. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

         - SUBORDINATION. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

         - LIQUIDITY. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

         - LIMITED VOTING RIGHTS. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity's rights as a creditor under the agreement with its operating company.

         - SPECIAL REDEMPTION RIGHTS. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in Federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return on the security held by the Fund.

- NEW TYPES OF SECURITIES. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Investment Manager believes that doing so would be consistent with the Fund's investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

MARKET PRICE DISCOUNT FROM NET ASSET VALUE

Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. We cannot predict whether the shares will trade at, above or below net asset value. See "Principal risks of the Fund -- Market Price Discount From Net Asset Value."

ADDITIONAL RISK CONSIDERATIONS

PORTFOLIO TURNOVER

We may engage in portfolio trading when considered appropriate. There are no limits on the rate of portfolio turnover. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. See "Additional risk considerations -- Portfolio Turnover."

INFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline and the dividend payments on the Fund preferred stock, if any, or interest payments on any Borrowings may increase. See "Additional risk considerations -- Inflation Risk."

DEFLATION RISK

Deflation risk is the risk that the Fund's dividends may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Fund. See "Additional risk considerations -- Deflation Risk."

NON-DIVERSIFIED STATUS

Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified company. The Fund intends to comply with the diversification requirements of the Code applicable to regulated investment companies. See "Additional risk considerations -- Non-Diversified Status." See also "Taxation" in the SAI.

INTEREST RATE RISK

Interest rate risk is the risk that fixed-income investments such as preferred securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. To the extent the Fund invests in such securities, the net asset value and market price of its common shares will tend to decline if market interest rates rise. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Fund portfolio will decline in value due to rising interest rates. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund's dividends and distributions. The Fund intends to utilize leverage, which magnifies interest rate risk. See "Additional risk considerations -- Interest Rate Risk."

STRUCTURED NOTES

The Fund intends to invest in commodity-linked structured notes.
Commodity-linked structured notes provide exposure to the investment returns of "real assets" (i.e., assets that have tangible properties) that trade in the commodities markets without investing directly in physical commodities.



STRATEGIC TRANSACTIONS

For general portfolio management purposes, the Fund intends to use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions involving options, swaps and futures contracts, and may engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions. These strategic transactions will be entered into to seek to manage the risks of the Fund's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. See "Additional risk considerations -- Strategic Transactions."

ANTI-TAKEOVER PROVISIONS

Certain provisions of the Fund's Charter and By-Laws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify its structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end investment company. See "Certain Provisions of the Charter and By- Laws" and "Additional risk considerations -- Anti-Takeover Provisions."

ILLIQUID INVESTMENTS

The Fund may invest up to 20% of its total assets in illiquid securities, including privately-negotiated equity or debt securities. These investments may be difficult to dispose of at a fair price at the times when the Investment Manager believes it is desirable to do so. Investments in illiquid securities are also more difficult to value and the Investment Manager's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with investments in illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. See "Additional risk considerations -- Illiquid Investments."

RECENT DEVELOPMENTS

As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Additional attacks or disruptions of the U.S. or world financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares. Further, additional terrorist attacks, the aftermath of the war with Iraq, events in the Middle East or other geopolitical events could affect the U.S. or world economy in ways that adversely affect securities in which the Fund intends to invest. See "Additional risk considerations -- Recent Developments."

Given the risks described above, an investment in the Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

FEES AND EXPENSES

The Fund will pay the Investment Manager a monthly investment management fee computed at the annual rate of ____% of average daily total managed assets (i.e., the net asset value of Common Shares plus the liquidation preference of any Fund preferred stock plus the principal amount of any borrowings). [The fees payable to the Investment Manager are higher than the management fees paid by many investment companies, but are comparable to fees paid by many registered management investment companies that invest primarily in securities of commodities-related companies.]

If the Fund were to utilize leverage, which is not currently expected, the fees paid to the Investment Manager for its services would be higher than if the Fund did not utilize leverage because the fees paid would be calculated based on the Fund's total managed assets, which includes the liquidation preference of preferred stock and the principal amount of any outstanding borrowings. The Fund's investment management fees and other expenses are paid only by the Common Shareholders, and would not be paid by holders of preferred stock of the Fund.

LISTING AND SYMBOL

The Fund's Common Shares have been approved for listing on the New York Stock Exchange upon notice of issuance under the symbol " ."

DIVIDENDS AND DISTRIBUTIONS

Commencing with the Fund's first dividend, the Fund intends to make annual cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate may be adjusted from time to time. The Fund's ability to maintain an annual level dividend rate will depend on a number of factors, including the stability of income received from its investments. As portfolio and market conditions change, the rate of dividends on the Common Shares and the Fund's dividend policy will likely change. Over time, the Fund intends to distribute all of its net investment income (after it pays accrued dividends on any outstanding Fund preferred stock, if any, and interest on any borrowings, if any). In addition, at least annually, the Fund intends to distribute net capital gain and any undistributed ordinary income to you so long as the net capital gain and ordinary income are not necessary to pay accrued dividends on, or redeem or liquidate any, Fund preferred stock, or pay interest on any borrowings. As noted above, the Fund does not currently expect to issue preferred stock or engage in borrowing for leverage.

The initial distribution is expected to be payable in [December/January] of 200[4]/[5]. See "Dividends and distributions."

DIVIDEND REINVESTMENT PLAN

Shareholders will receive their dividends in additional Common Shares purchased in the open market or issued by the Fund through the Fund's dividend reinvestment plan, unless they elect to have their dividends and other distributions from the Fund paid in cash. Shareholders whose Common Shares are held in the name of a broker or nominee should contact the broker or nominee to confirm that the dividend reinvestment service is available. See "Dividends and distributions" and "Taxation."

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT, REGISTRAR

Brown Brothers Harriman & Co. will act as custodian, and [Scudder Investment Service Company] will act as transfer agent, dividend disbursing agent and registrar for the Fund. See "Custodian, transfer agent, dividend disbursing agent and registrar."

SUMMARY OF FUND EXPENSES

The purpose of the following table is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations, unless otherwise indicated, and assume that the Fund issues approximately __________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund."

Shareholder Transaction Expenses
  Sales Load (as a percentage of
  offering price)...................   ____%
  Dividend Reinvestment Plan Fees...   None

                                                   PERCENTAGE OF NET ASSETS
                                                        ATTRIBUTABLE TO
                                                        COMMON SHARES
Annual Expenses
  Investment Management Fees.............                        %
                                                           ------
  Other Expenses.........................                        %
                                                           ------
  Interest Payments on Borrowed Funds....                    None
  Total Annual Fund Operating Expenses...                        %
                                                           ------
  Fee Waiver and Expense Reimbursement
  (years 1-5)............................                  (    )%(1)
                                                           ------
     Total Net Annual Expenses...........                        %(1)
                                                           ======

(1) The Investment Manager or an affiliate has agreed to pay all organizational
    expenses and offering costs (other than the sales load) that exceed $    per
    Common Share (____% of the offering price).

EXAMPLE

The following example illustrates the expenses (including the sales load of $__) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of ___% of net assets attributable to Common Shares in years
1 through 5, increasing to    % in year 10 and (2) a 5% annual return:


                                                 1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                                 ------    -------   -------    --------
Total expenses incurred*............             $          $         $          $
                                                  ---        ---       ---        ---


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

* The expenses you would pay, based on the Fund's expenses as stated as percentages of the Fund's total managed assets and otherwise on the
    assumptions in the example, would be: 1 Year $    ; 3 Years $    ; 5 Years
    $    ; and 10 Years $    .

THE FUND

Scudder Commodities Stock Fund, Inc. is a recently organized, non-diversified, closed-end management investment company. The Fund was incorporated as a Maryland corporation on June 24, 2004 and is registered as an investment company under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund's principal office is located at 345 Park Avenue, New York, NY 10154, and its telephone number is [(800) 349-4281.]

USE OF PROCEEDS

We estimate the net proceeds of this offering, after deducting (i) all organizational expenses and (ii) offering costs (other than the sales load) that
do not exceed $___ per share of Common Shares, to be $    , or $    assuming
exercise of the over-allotment option in full. The net proceeds will be invested in accordance with the policies set forth under "Investment objective and policies." A portion of the organization and offering expenses of the Fund has been advanced by the Investment Manager or its affiliates and will be repaid by the Fund upon closing of this offering. The Investment Manager or an affiliate will be responsible for (i) all of the Fund's organizational expenses and (ii)
offering expenses (other than the sales load) that exceed $    per share of the
Fund's Common Shares.

We estimate that the net proceeds of this offering will be fully invested in accordance with our investment objective and policies within three to six months of the initial public offering. Pending such investment, those proceeds may be invested in U.S. Government securities or high-quality, short-term money market instruments. See "Investment objective and policies."

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Fund's investment objective is total return (capital appreciation and income). The Fund's investment objective and certain other policies are fundamental and may not be changed without the approval of shareholders (determined as provided for in the 1940 Act). Unless otherwise indicated, the Fund's investment policies are not fundamental and may be changed by the Board of Directors without the approval of shareholders, although we have no current intention of doing so.

PRINCIPAL INVESTMENT FOCUS AND PHILOSOPHY

The Fund has a policy of concentrating its investments in commodity-related industries. This investment policy is not fundamental and can be changed without the approval of shareholders.

Under normal market conditions, the Fund will invest substantially all but not less than 80% of its total assets in equity and equity-linked securities of companies in commodity-related industries or other issuers where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes. Commodities are assets that have tangible properties, such as oil, metal and agricultural products. Securities of companies in commodity-related industries include common stocks, preferred securities, warrants, convertible securities and other equity and equity-linked securities issued by such companies. The Fund intends to invest in commodity-linked derivative instruments, in particular in structured notes. The Fund also expects to invest in options, swaps and futures contracts, and may engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions in connection with its investments in securities of foreign commodity-related industries. Commodity-related industries include, but are not limited to (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources and (ii) companies that use commodities extensively in their products, provide services to commodity-related industries or are otherwise affected by commodities. A company will be considered by the Investment Manager to be in a commodity-related industry if, as determined by the Investment Manager, at least 50% of the company's assets, revenues or net income are derived from or related to a commodity-related industry. The Fund will invest globally and may invest without limit in securities of non-U.S. issuers. The Fund may invest in securities of foreign issuers in foreign markets and in the form of American Depositary Receipts and European Depositary Receipts. The Fund, under normal market conditions, will invest in securities of companies domiciled primarily in developed countries but the Fund may invest up to 30% of its total assets in securities of companies domiciled in emerging markets countries. The Fund may invest up to 20% of its total assets in debt securities of companies in commodity-related industries and may invest up to 20% of its total assets in preferred securities of companies in commodity-related industries. The actual percentage of common and preferred stocks in the Fund's investment portfolio may vary over time. The Fund will not invest more than 20% of its total assets in preferred stock or debt securities rated below investment grade (commonly known as "junk bonds") or unrated securities of comparable quality. Preferred stock or debt securities will be considered to be investment grade if, at the time of investment, such securities have ratings of "BBB" or higher by Standard & Poor's Ratings Services ("S&P"), "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by a nationally recognized statistical rating agency. The Fund may also invest in preferred stock or debt securities which are unrated but which, in the opinion of the Investment Manager, are determined to be of equivalent quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal. Due in part to the risk involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative.

The Fund follows a focused investment approach tending to invest in securities of between 40 and 80 issuers, although this number can vary depending on market conditions. However, the Fund will generally not invest more than 25% of its total assets in the securities of one issuer, except in those instances where one issuer represents more than 10% of the benchmark index with respect to which the Fund measures its performance. Although the Fund will invest primarily in [equity] securities that are publicly traded, the Fund may invest up to 20% of its total assets in illiquid securities of commodity-related companies including privately-negotiated equity or debt securities.

The Fund will invest primarily in securities of commodity-related companies with market capitalizations that range, in the current market environment, from approximately $100 million to approximately $200 billion. However, there is no restriction on the market capitalization range or the actual market capitalization of the individual companies in which the Fund may invest.

The Fund's policy of investing at least 80% of its total assets in equity and equity-linked securities of commodity-related companies is not fundamental. If the Board of Directors of the Fund changes this non-fundamental policy to one allowing the Fund to invest less than 80% of its total assets in equity and equity-linked securities of commodity-related companies, the Fund will provide shareholders with at least 60 days prior notice of such change if the change has not first been approved by shareholders, which notice will comply with the 1940 Act and the regulations thereunder.

The Fund intends to invest in commodity-linked derivative instruments, in particular in structured notes. The Fund also expects to invest in options, swaps and futures contracts, and may engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions in connection with its investments in securities of foreign commodity-related industries. Although not intended to be a significant element in the Fund's investment strategy, from time to time the Fund may use various other investment management techniques that also involve certain risks and special considerations, including engaging in interest rate transactions and short sales.

There can be no assurance that the Fund's investment objective will be achieved.

APPROACH TO SELECTING SECURITIES

- Fundamental, valuation-driven equity research is the Investment Manager's primary source of value-added, and stock selection is the Investment Manager's primary performance driver. The Investment Manager begins with an actionable top-down view on the underlying commodities, and based on its company-specific knowledge, chooses the stocks expected to perform best in that environment. The Investment Manager's top-down analysis also assists with switching among early- and late-cycle companies and country allocation. Although stock selection is the Investment Manager's primary source of value-added, allocation among the energy and materials sector and among industry groups within the sectors is an additional performance driver. [Finally, to enable the Investment Manager to achieve its investment objective through commodity, economic and investment cycles, the Investment Manager's equity returns are augmented by reinforcing the Investment Manager's commodity views via exposure to commodity-linked structured notes.] The Investment Manager may also anticipate future investments in equities by investing in options, swaps and futures contracts.

PORTFOLIO CONTENTS

The Fund's portfolio will be composed principally of the following investments. A more detailed description of our investment policies and restrictions and more detailed information about our portfolio investments are contained in the SAI.

COMMODITY-BASED COMPANIES

For purposes of our investment policies, a company will be considered to be in a commodity-related industry if, in the opinion of the Investment Manager, at the time its securities are purchased by the Fund, at least 50% of the company's assets, revenues or net income are derived from or related to a commodity-related industry. Commodity-related industries include, but are not limited to (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources and (ii) companies that use commodities extensively in their products, provide services to commodity-related industries or are otherwise affected by commodities.

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and equity-linked securities of companies in commodity-related industries. Equity securities of companies in commodities-related industries can consist of:

-     common stocks

-     preferred stocks

-     rights or warrants to purchase common and preferred stocks

- securities convertible into common and preferred stocks where the conversion feature represents, in the Investment Advisor's view, a significant element of the securities' value

Equity-linked securities are securities whose value or return is derived from the value or return of a different security. Investments in equity-linked securities may be made as a hedge against a decline in the value of its portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in commodity-related securities.

Equity-linked securities of companies in commodity-related industries include commodity-linked derivative instruments, in particular structured notes, and may also invest in options, swaps and futures contracts.

COMMODITY-LINKED DERIVATIVE INSTRUMENTS

The Fund intends to invest in commodity-linked derivative instruments, in particular in structured notes. The value of a commodity-linked derivative instrument typically is based on the price movements of a physical commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The Fund invests in commodity-linked derivative investments that are hybrid instruments excluded from regulation under the Commodity Exchange Act and the rules thereunder, so that the Fund will not be considered a "commodity pool." The Fund may invest up to ___% of its total assets in qualifying hybrid instruments. [Additionally, from time to time the Fund may invest in other hybrid instruments that do not qualify for exemption from regulation under the Commodity Exchange Act.]

The Fund will invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Fund economically to movements in commodity prices, but a particular note is primarily a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest rate payments. To try to reduce this risk, the Fund does not expect to invest more than _____% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, exceeds ____% of the face value of the notes. That amount is calculated at the time of investment. The Fund does not intend to invest more than ____% of its total assets, determined at the time of investment, in notes that mature in more than ____ months.

STRATEGIC TRANSACTIONS

The Fund may, but is not required to, use various strategic transactions described below to seek to facilitate portfolio management and mitigate risks. Such strategic transactions are regularly used by many mutual funds and other institutional investors. Although the Investment Manager seeks to use these kinds of transactions to further the Fund's investment objective, no assurance can be given that they will achieve this result.

The Fund expects to invest in options, swaps and futures contracts and may engage in foreign currency transactions, including foreign currency forward contracts and other strategic transactions, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps in connection with its investments in securities of foreign commodity-related industries. Although not intended to be a significant element in the Fund's investment strategy, from time to time the Fund may use various other investment management techniques that also involve certain risks and special considerations, including engaging in interest rate transactions and short sales.

Collectively, all of the above are referred to as "Strategic Transactions." The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, or protect against changes in currency exchange rates. . In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets in anticipation of, or as a substitute for, purchasing or selling particular securities.

Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The

Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Investment Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with US government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker-dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Investment Manager. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on US and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund has claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Futures and options on futures may be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator registration. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Investment Manager.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for US dollars. The amount of the commitment or option would not exceed the value of a fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price. Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation. OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Additional discussion of Strategic Transactions and their risks is contained in the Fund's Statement of Additional Information.

FOREIGN SECURITIES

The Fund may invest without limit in Foreign Securities, including securities denominated in foreign currencies or in multinational currency units. The Fund may hold Foreign Securities of emerging markets issuers which may entail additional risks. See "Risks -- Emerging Markets Risk" below. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at time, volatility of price can be greater than in the United States.

Because evidence of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the Foreign Securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Since Foreign Securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

DEPOSITARY RECEIPTS

The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities of commodities-related companies. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

DEBT SECURITIES

The Fund may invest a maximum of 20% of its total assets in investment grade and non-investment grade debt securities issued or guaranteed by commodities-related companies.

LOWER-RATED SECURITIES

The Fund will not invest more than 20% of its total assets in preferred stock and debt securities rated below investment grade (commonly known as "junk bonds") and equivalent unrated securities of comparable quality. Securities rated non-investment grade (lower than Baa by Moody's or lower than BBB by S&P) are sometimes referred to as "high yield" or "junk" bonds. [The Fund may only invest in high yield securities that are rated CCC or higher by S&P, or rated Caa or higher by Moody's, or unrated securities determined by the Investment Manager to be of comparable quality.] The issuers of these securities have a currently identifiable vulnerability to default and such issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities which are in default as to payment of principal or interest at the time of purchase. For a description of bond ratings, see Appendix A of the SAI.

ILLIQUID SECURITIES

The Fund may invest up to 20% of its total assets in illiquid securities. Illiquid securities are not readily marketable (i.e., within seven days) and include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), but that are not deemed to be liquid, and repurchase agreements with maturities in excess of seven days.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Directors or its delegate.

DEFENSIVE POSITION

When the Investment Manager believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in investment grade debt securities, without regard to whether the issuer is a commodities-related company. When and to the extent the Fund assumes a temporary defensive position, the Fund may not pursue or achieve its investment objective.

INVESTMENT STRATEGY AND PHILOSOPHY

The Fund seeks to achieve its investment objective by focusing on commodities-related securities and equity-related securities, including equity-related structured notes and similar instruments, that are undervalued but have favorable prospects for appreciation. The Fund will measure its performance against the combined Morgan Stanley Capital International (MSCI) World Energy Index and the MSCI World Materials Index. The Investment Manager believes that, under normal market conditions, its securities selection approach could generate excess returns, over a reasonable market cycle, of at least 2% above its benchmark index. However, there can be no guarantee that the Fund will achieve such returns.

The Investment Manager may focus on the securities of particular issuers or industries within the commodities-related industries in which the Fund invests, or in particular countries or regions, at different times.

The Investment Manager will normally sell a stock when it believes that its price is unlikely to go higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given commodities-related industry.

The Investment Manager may also determine, based on various factors, including changes in supply and demand for a certain commodity or commodities, broad economic projections or better relative value than investing in direct equity securities to invest a portion of the Fund's assets in securities linked to physical commodities or an index of such, i.e., commodity-linked structured notes, as well as options, swaps, futures transaction and forward contracts related to physical commodities.

PORTFOLIO TURNOVER

The Fund may realize some short-term gains or losses if the Investment Manager chooses to sell a security because it believes that one or more of the following is true:

-     a security is not fulfilling its investment purpose

-     a security has reached its optimum valuation

-     a particular company or general economic conditions have changed

The higher the turnover rate, the more brokerage commissions the Fund will pay, which may adversely affect performance. Higher turnover may also result in increased distributions of taxable capital gains to shareholders.

OTHER INVESTMENTS

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which we may invest our cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements and commercial paper. See "Investment Objective and Policies" in the SAI.

USE OF LEVERAGE BY THE FUND

The Fund does not currently intend to use leverage. If the Fund determines in the future to use leverage (through the issuance of preferred stock and/or borrowings (through the issuance of commercial paper, notes or otherwise)), the Fund will provide its common stockholders 60 days notice prior to such use. Any issuance of preferred stock, commercial paper or notes or borrowing would have seniority over the Common Shares. If the Fund utilizes leverage, the fees paid to the Investment Manager for investment management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's total managed assets, which includes the liquidation preference of any Fund preferred stock and the principal amount of borrowings. Because the fees paid to the Investment Manager are determined on the basis of the Fund's total managed assets, the Investment Manager's interest in determining whether to leverage the Fund may differ from the interests of the Fund.

PRINCIPAL RISKS OF THE FUND

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective.

NO OPERATING HISTORY

The Fund is a recently organized, non-diversified, closed-end management investment company with no operating history.

INVESTMENT RISK

An investment in the Fund is subject to investment risk, including the possible loss of up to the entire principal amount that you invest.

STOCK MARKET RISK

An important factor with the Fund is how stock markets perform. Your investment in Common Shares represents an indirect investment in the commodities-related securities owned by the Fund, at least 80% of which, at the time of purchase, the Fund will be able to sell at market price within seven days. However, the Fund is authorized to invest up to 20% of its total assets in illiquid investments, including privately negotiated equity or debt securities. The value of the Fund's portfolio securities, like other stock market investments, may fluctuate, sometimes rapidly and unpredictably. Preferred stocks and debt securities are generally more sensitive to changes in interest rates than common stocks. When interest rates rise, the market value of preferred stocks and debt securities generally will fall. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

GENERAL RISKS OF SECURITIES LINKED TO THE COMMODITIES MARKET

The Fund will invest primarily in securities issued by commodities-based companies. Because of this, it is subject to the risks associated with its concentration in securities of issuers in commodity-related industries. The stocks of commodity-related companies may underperform the stock market as a whole. The stock prices of commodity-related companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the prices of, and in supply and demand for, commodities. The value of securities issued by commodity-related companies may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. The Investment Manager's judgments about trends in the prices of these securities and commodities may prove to be incorrect.

GENERAL RISKS OF COMMODITY-LINKED DERIVATIVE INSTRUMENTS

The commodity-linked structured notes and futures contracts in which the Fund expects to invest are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value. Because the performance of these notes is linked to the performance of the underlying commodity prices, these investments are subject to market risks that relate to the movement of prices in the commodities markets. They may be subject to additional special risks that do not affect traditional equity and debt securities and may be greater than or in addition to the risks of derivatives in general.

         - RISK OF LOSS OF INTEREST If payment of interest on a structured note or other hybrid instrument is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying instrument

         - RISK OF LOSS OF PRINCIPAL To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular instrument in the Fund's portfolio may be significantly higher than 50% of the value of the investment

         - LACK OF SECONDARY MARKET A liquid secondary market may not exist for the specially created hybrid instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or accurately value them

         - RISK OF GREATER VOLATILITY The value of the commodity-linked derivative investments the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of these hybrid instruments as they may increase or decrease in value more quickly than the underlying commodity index, futures contract or other economic variable

GENERAL RISKS OF STRATEGIC TRANSACTIONS

Strategic Transactions, including options, swaps and futures contracts, have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the counterparty to the transaction and illiquidity of the derivative instruments. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Furthermore, the ability to successfully use Strategic

Transactions depends on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The use of currency transactions may result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the US, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the US, and (v) lower trading volume and liquidity.

FOREIGN SECURITIES RISK

Under current market conditions, the Fund may invest without limit in commodities-related securities of non-U.S. issuers or that are denominated in various foreign currencies or multinational currency units ("Foreign Securities"). Such investments involve certain risks not involved in domestic investments, including, but not limited to:

            -     fluctuations in foreign exchange rates;

            - future foreign economic, financial, political and social developments;

            -     different legal systems;

            - the possible imposition of exchange controls or other foreign governmental laws or restrictions;

            -     lower trading volume;

            - much greater price volatility and illiquidity of certain foreign securities markets;

            -     different trading and settlement practices;

            -     less governmental supervision;

            -     regulatory changes;

            -     changes in currency exchange rates;

            -     high and volatile rates of inflation;

            -     fluctuating interest rates;

            -     less publicly available information; and

            - different accounting, auditing and financial record-keeping standards and requirements.

Investments in Foreign Securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

            -     the possibility of expropriation of assets;

            -     confiscatory taxation;

            -     difficulty in obtaining or enforcing a court judgment;

            -     economic, political or social instability;

            - the possibility that an issuer may not be able to make payments to investors outside of the issuer's country; and

            - diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

            -     growth of gross domestic product;

            -     rates of inflation;

            -     capital reinvestment;

            -     resources;

            -     self-sufficiency;

            -     balance of payments position; and

            - the tax treatment of the Fund's investments, which may result in certain investments in Foreign Securities being subject to foreign withholding taxes, or to U.S. federal income tax rules that may cause a U.S. holder to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain.

These risks are often heightened for investments in smaller, emerging capital markets. For more information regarding risks of emerging market investing, see "Risks -- Emerging Markets Risk" below.

Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of Foreign Securities often are volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could case the Fund to lose money on its investments in Foreign Securities. The Fund may hold Foreign Securities of issuers in so-called "emerging markets" which may entail additional risks.

FOREIGN CURRENCY RISK

Although the Fund will report its net asset value and pay dividends in U.S. dollars, Foreign Securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in Foreign Securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of Foreign Securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

EMERGING MARKETS RISK

The Fund may invest in commodities-related securities of issuers located or doing substantial business in "emerging markets." Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

RECENT EVENTS

The value of commodities is particularly susceptible to acts of terrorism and other changes in foreign and domestic economic and political conditions.

COMMON STOCK RISK

While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

SMALLER COMPANY RISK

The Fund may invest in commodity-related securities of smaller companies which may entail additional risks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, shares of these companies can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.

RISKS OF INVESTMENT IN PREFERRED STOCKS AND DEBT SECURITIES

To the extent the Fund invests in preferred stocks and debt securities, there are special risks, including:

- DEFERRAL. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

- SUBORDINATION. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

- LIQUIDITY. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

-     LIMITED VOTING RIGHTS. Generally, preferred security holders (such as the
      Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

   In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity's rights as a creditor under the agreement with its operating company.

- SPECIAL REDEMPTION RIGHTS. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in Federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return on the security held by the Fund.

- NEW TYPES OF SECURITIES. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Investment Manager believes that doing so would be consistent with the Fund's investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

INTEREST RATE TRANSACTIONS RISK

The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund. See "Interest rate transactions."

RISKS OF INVESTMENT IN PREFERRED STOCKS AND DEBT SECURITIES

In addition to the risks of equity securities and commodities-related securities, preferred stocks and debt securities also are more sensitive to changes in interest rates than common stocks. When interest rates rise, the value of preferred stocks and debt securities may fall.

FOCUS RISK

A strategy of investing in a limited number of securities may increase the volatility of the Fund's investment performance compared to a strategy of investing in a larger number of securities. Since each security may represent a significant part of the Fund's overall portfolio, the appreciation or depreciation of that security will have a greater impact on the net asset value of the Fund than it would have had if the Fund invested in a larger number of securities. In addition, if the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it might have had if invested in a larger number of securities.

RISKS OF INVESTMENT IN LOWER-RATED SECURITIES

Lower-rated securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund's ability to achieve its investment objective may, to the extent it is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund was investing in higher quality securities. The Fund may invest in high yield securities that are rated "CCC" or higher by S&P or "Caa" or higher by Moody's or unrated securities that are determined by the Investment Manager to be of comparable quality. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities which are in default at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the markets for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which we could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of our shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

MARKET PRICE DISCOUNT FROM NET ASSET VALUE

Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of our investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund's net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor's purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the shares will trade at, below or above net asset value, or at, below or above the initial public offering price.

ADDITIONAL RISK CONSIDERATIONS

PORTFOLIO TURNOVER

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund's investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed ____% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund, which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."

INFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

DEFLATION RISK

Deflation risk is the risk that the Fund's dividends may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Fund.

INTEREST RATE RISK

Interest rate risk is the risk that fixed-income investments such as preferred securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. To the extent the Fund invests in such securities, the net asset value and market price of its common shares will tend to decline if market interest rates rise. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Fund's portfolio will decline in value due to rising interest rates. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund's dividends and distributions. The Fund intends to utilize leverage, which magnifies interest rate risk.

NON-DIVERSIFIED STATUS

The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "Taxation" in the SAI. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of its total assets will be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of its total assets will be invested in cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities; provided, however, that with respect to such other securities, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company and the Fund may make investments in commodities that are not treated as securities under the Code, an investment in the Fund presents greater risk to you than an investment in a diversified company.

ANTI-TAKEOVER PROVISIONS

Certain provisions of the Fund's Charter and By-Laws may have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change its structure. These provisions may also have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices. These include provisions for staggered terms of office for Directors, super-majority voting requirements for merger, consolidation, liquidation, termination and asset sale transactions, amendments to the Charter, and conversion to open-end status. See "Description of shares" and "Certain provisions of the Charter and By-Laws."

ILLIQUID INVESTMENTS

The Fund may invest up to 20% of its total assets in illiquid commodity-related investments, including privately-negotiated equity or debt securities. These investments may be difficult to dispose of at a fair price at the times when the Investment Manager believes it is desirable to do so. Investments in illiquid commodity-related securities are also more difficult to value and the Investment Manager's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid commodity-related securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with investments in illiquid commodity-related securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid commodity-related securities. The Board of Directors or its delegate has the ultimate authority to determine, to the extent permissible under the U.S. federal securities laws, which investments are liquid or illiquid. Investments in illiquid commodity-related securities will be priced at fair value as determined in good faith by the Board of Directors or its delegate.

RECENT DEVELOPMENTS

As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Additional attacks or disruptions of the U.S. or world financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares. Further, additional terrorist attacks, the aftermath of the war with Iraq, events in the Middle East or other geopolitical events could affect the U.S. or world economy in ways that adversely affect securities in which the Fund intends to invest.

      MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Investment Manager, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers and the Investment Manager, subject always to the investment objective and policies of the Fund and to the general oversight of the Board of Directors. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT MANAGER

Deutsche Investment Management Americas Inc., with headquarters at 345 Park Avenue, New York, NY 10154, is the Fund's investment manager pursuant to an Investment Management Agreement. Subject at all times to the general oversight of the Fund's Board of Directors, the Investment Manager is responsible for the day-to-day management of the Fund's investment portfolio, managing the Fund's affairs and supervising all aspects of the Fund's operations, except for distribution services. The Investment Manager provides a full range of investment advisory services to retail and institutional clients, and as of ________ __, 2004 had total assets of approximately $______ billion under management. The Investment Manager is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank A.G. Deutsche Bank AG is an international commercial and investment banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The Fund will also be supported by Scudder Investments, the North American retail distribution arm of Deutsche Asset Management, which has significant resources and experience marketing and servicing investment products, including a dedicated closed-end fund team that manages ____ funds with approximately $____ billion in assets as of __________ __, 2004.

REGULATORY AND LITIGATION MATTERS

 Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the Funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serve as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management and its affiliates, certain individuals, including in some cases Scudder fund Trustees/Directors, and other parties. Deutsche Asset Management has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, Deutsche Asset Management believes the likelihood the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

INVESTMENT MANAGEMENT AGREEMENT

Under its Investment Management Agreement with the Fund, the Investment Manager is responsible for managing the Fund's affairs and supervising all aspects of the Fund's operations, except for distribution services, and is responsible for managing the investment operations of the Fund and the composition of the Fund's holdings of securities and other investments, subject to the general oversight of the Board of Directors of the Fund. The Investment Manager also provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Investment Manager.

For its services under the Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee computed at the annual rate of ____% of the average daily total managed assets of the Fund. Total managed assets equals the net asset value of the Common Shares plus the liquidation preference of any Fund preferred stock plus the principal amount of any borrowings. In addition to the monthly management fee, the Fund pays all other costs and expenses of its operations, including compensation of its Directors, custodian, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Fund preferred stock, listing expenses, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. See "Summary of Fund expenses." The Fund does not currently anticipate issuing preferred shares or borrowing for leverage.

To the extent permissible by law and subject to approval of the Board of Directors, pursuant to the Investment Management Agreement, the Investment Manager is authorized to appoint certain of its affiliates as sub-advisors to perform certain of the Investment Manager's duties. In such cases, the Investment Manager is also authorized to adjust the duties, the amount of assets to be managed and the fees paid by the Investment Manager to any such affiliated sub-advisors. These affiliated subadvisors must be entities that the Investment Manager controls, is controlled by, or is under common control with, and any such appointments are subject to the further approval of the independent directors and the full Board of Directors of the Fund. Shareholders of the Fund that are affected by any adjustment would receive appropriate disclosure of any such change in a timely fashion following approval by the independent Directors. The advisory fee rates paid by the Fund would not increase as a result of any such action since all fees incurred by a sub-advisor will continue to be the responsibility of the Investment Manager. The Investment Manager will retain full responsibility for the actions of any such sub-advisor.

INVESTMENT MANAGEMENT TEAM

The Fund's investments are selected by an investment management team of portfolio managers, research analysts, and traders from the Equities Division of the Investment Manager who share ideas and responsibility for managing the Fund's investments. As of the date of this Prospectus, the portfolio managers on the investment management team are Theresa Gusman and Terence P. Brennan.

Terence P. Brennan, Vice President

Mr. Brennan joined the Investment Manager in 1999. He is a global equity analyst for energy and materials sectors: New York and previously served as an emerging markets analyst covering Eastern Europe. Mr. Brennan has 14 years of prior experience, most recently as an emerging market fund analyst at Merrill Lynch Asset Management and earlier as an investment coordinator/research assistant for Capital International, Inc. and a sales business analyst for SEI. Mr. Brennan earned a B.A. from Fordham University.

Theresa Gusman, Managing Director

Ms. Gusman is the Investment Manager's head of equity research for Americas and head of the global equity research team for materials: New York. Ms. Gusman joined the Investment Manager in 1995. She has served as head of the Developed International Investment Team, the portfolio manager for international institutional accounts and the head of equity investments, the portfolio manager for Kemper Asian Growth Fund, Scudder Pacific Opportunities Fund and Scudder New Asia Fund, as a member of the Pacific Basin portfolio management team and as the analyst responsible for China, Hong Kong, Indonesia and Taiwan. Prior to joining the Investment Manager, Ms. Gusman had 12 years of experience as a research analyst for Arnhold & S. Bleichroeder and Salomon Brothers. Ms. Gusman earned a B.A. from the State University of New York at Stony Brook.

OTHER SERVICE PROVIDERS

Scudder Fund Accounting Services has been retained to provide the Fund with certain accounting services. Brown Brothers Harriman & Co. serves as the Fund's custodian and Scudder Investment Service Company has been retained to serve as the Fund's transfer agent, dividend disbursing agent and registrar. See "Custodian, transfer agent, dividend disbursing agent and registrar."

      DIVIDENDS AND DISTRIBUTIONS

LEVEL RATE DIVIDEND POLICY

Commencing with the Fund's first dividend, the Fund intends to make regular annual cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate may be adjusted from time to time. Distributions can only be made from net investment income after paying accrued dividends on Fund preferred stock, if any, and interest and required principal payments on borrowings, if any, as well as making any required payments on any interest rate transactions. The Fund's ability to maintain a level rate dividend policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on Fund preferred stock, if any, and interest and required principal payments on borrowings, if any. Over time, all the net investment income of the Fund will be distributed. At least annually, the Fund intends to distribute all of its net capital gain and any undistributed ordinary income after paying any accrued dividends on, or redeeming or liquidating, any Fund preferred stock or making interest and required principal payments on borrowings, if any. The initial distribution to Common Shareholders is expected to be payable in [December/January] of 200[4]/[5]. The net income of the Fund consists of all dividend and interest income accrued on portfolio assets less all expenses of the Fund. The Fund currently expects that a portion of its distributions will consist of net capital gain and amounts in excess of investment company taxable income derived from the non-taxable components of the cash flow from the commodities underlying the Fund's portfolio investments. To permit the Fund to maintain a more stable annual distribution, the Fund may initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular annual period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value. See "Taxation."

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

UMB Bank, N.A. (the "Plan Agent"), including any successor Plan Agent, has been appointed by the Board of Directors of the Fund to act as agent for each shareholder who has not elected in writing to receive dividends and distributions in cash (each a "Participant") under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Fund's transfer agent and dividend disbursing agent will open an account for each Participant under the Plan in the same name in which such Participant's present shares are registered, and put into effect for such Participant the dividend reinvestment option of the Plan as of the first record date for a dividend or capital gains distribution, and the cash purchase option of the Plan as of the next appropriate date as provided below.

Whenever the Fund declares an income dividend or a capital gains distribution payable in Common Shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of Common Shares of the Fund, and the Fund's transfer agent and dividend disbursing agent shall record such shares, including fractions, for the Participant's account. If the market price per share of the Fund's Common Shares on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be credited to the Participant's account shall be determined by dividing the dollar amount of the dividend or capital gains distribution payable on the Participant's shares by the greater of the following amounts per share of the Fund's Common Shares on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Common Shares on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gains distribution on such Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the Common Shares for the Participant's account. Such purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. The valuation date will be the payment date for the dividend or capital gains distribution or, if such date is not a New York Stock Exchange trading date, then the next preceding New York Stock Exchange trading date.

Should the Fund declare an income dividend or capital gains distribution payable only in cash, the Plan Agent shall apply the amount of such dividend or distribution on each Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to the purchase on the open market of shares of the Common Shares for the Participant's account. Such purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

For all purposes of the Plan: (a) the market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales prices on the New York Stock Exchange on that date, or, if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such stock on such Exchange on such date provided, however, that if the valuation date precedes the "ex-dividend" date on such Exchange for a particular dividend and/or distribution, then the market price on such valuation date shall be as determined above, less the per share amount of the dividend and/or distribution; (b) net asset value per share of the Common Shares on a particular date shall be as determined by or on behalf of the Fund; and (c) all dividends, distributions and other payments (whether made in cash or in shares) shall be made net of any applicable withholding tax.

Each Participant, semi-annually, has the option of sending additional funds, in any amount from $100 to $3,000 for the purchase on the open market of shares of the Common Shares for such Participant's account. Voluntary payments will be invested by the Plan Agent on or shortly after the 15th of February and August, and in no event more than 45 days after such dates except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of February or August will be applied by the Plan Agent to the purchase of additional shares of Common Shares as of that investment date. Funds received after the fifth day preceding the 15th of February or August and prior to the 30th day preceding the next investment date will be returned to the Participant. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to make their optional cash payments shortly before the 15th of February or August. However,

Participants should allow sufficient time to ensure that their payments are received by the Fund's transfer agent and dividend disbursing agent on or prior to the fifth day preceding the 15th of February or August. Optional cash payments should be in U.S. funds and be sent by first-class mail, postage prepaid, only to the following address: Scudder Commodities Stock Fund, Inc., Dividend Reinvestment and Cash Purchase Plan, 811 Main Street, Kansas City, MO 64105-2005 (800-294-4366).

Deliveries to any other address do not constitute valid delivery. Participants may withdraw their entire voluntary cash payment by written notice received by the Plan Agent not less than 48 hours before such payment is to be invested.

Investments of voluntary cash payments and other open-market purchases provided for above may be made on any securities exchange where the Common Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Participants' funds held by the Plan Agent or the Fund's transfer agent and dividend disbursing agent uninvested will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase shares within 45 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Common Shares acquired for a Participant's account. For the purposes of cash investments the Plan Agent or the Fund's transfer agent and dividend disbursing agent may commingle Participants' funds, and the average price (including brokerage commissions) of all shares purchased by the Plan Agent as Agent shall be the price per share allocable to each Participant in connection therewith.

The Fund's transfer agent and dividend disbursing agent will record shares acquired pursuant to the Plan in noncertificated form on the books of the Fund in the Participant's name. The Fund's transfer agent and dividend disbursing agent will forward to each Participant any proxy solicitation material. Upon a Participant's written request, the Fund's transfer agent and dividend disbursing agent will deliver to such Participant, without charge, a certificate or certificates for the full shares. The Fund's transfer agent and dividend disbursing agent will confirm to each Participant each acquisition made for such Participant's account as soon as practicable but no later than 60 days after the date thereof. The Fund's transfer agent and dividend disbursing agent will send to each Participant a statement of account confirming the transaction and itemizing any previous reinvestment activity for the calendar year. A statement reflecting the amount of cash received by the Fund's transfer agent and dividend disbursing agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes. Certificates representing shares will not be issued to a Participant under the Plan unless such Participant so requests in writing or unless his account is terminated. Although Participants may from time to time have an undivided fractional interest (computed to four decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares will be credited to a Participant's account. In the event of termination of a Participant's account under the Plan, the Fund's transfer agent and dividend disbursing agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any stock dividends or split shares distributed by the Fund on shares held for a Participant under the Plan will be credited to such Participant's account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for a Participant under the Plan will be added to other shares held by such Participant in calculating the number of rights to be issued to such Participant.

The Plan Agent's and/or Fund's transfer agent and dividend disbursing agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a $1.00 service fee for each voluntary cash investment and a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Fund's transfer agent and dividend disbursing agent in writing. Such termination will be effective immediately if such Participant's notice is received by the Fund's transfer agent and dividend disbursing agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gains distributions or income dividends. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon any termination the Fund's transfer agent and dividend disbursing agent will cause a certificate or certificates for the full number of shares held for each Participant under the Plan and cash adjustment for any fraction to be delivered to such Participant without charge.

If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant's shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct a fee of 5% of the gross proceeds, to a maximum of $3.50, plus brokerage commissions for this transaction and any transfer taxes. In such case, certificates for withdrawn shares will not be issued to such Participant, and the Plan Agent will, within ten (10) business days after receipt of such written notice, cause such shares to be sold at market prices for such Participant's account. It should be noted, however, that the Fund's share price may fluctuate during the period between a request for sale, its receipt by the Plan Agent, and the ultimate sale in the open market within 10 business days. This risk should be evaluated by such Participant when considering whether to request that the Plan Agent sell his or her shares. The risk of a price decline is borne solely by such Participant. A check for the proceeds will not be mailed prior to receipt by the Fund's transfer agent and dividend disbursing agent of proceeds of the sale; settlement currently occurs three (3) business days after the sale of shares. Information regarding the sale of shares will be provided to the Internal Revenue Service.

The reinvestment of dividends and capital gains distributions does not relieve the Participant of any income tax that may be payable on such dividends and distributions. The Fund's transfer agent and dividend disbursing agent will report to each Participant the taxable amount of dividends and distributions credited to his account. Foreign shareholders who elect to have their dividends and distributions reinvested and whose dividends and distributions are subject to U.S. income tax withholding will have their dividends and distributions reinvested net of any applicable withholding tax. U.S. shareholders who elect to have their dividends and distributions reinvested will have their dividends and distributions reinvested net of the back-up withholding tax imposed under
Section 3406 of the Code, if (i) such shareholder has failed to furnish to the Fund his or her taxpayer identification number (the "TIN"), which for an individual is his social security number; (ii) the Internal Revenue Service has notified the Fund that the TIN furnished by the shareholder is incorrect; (iii) the Internal Revenue Service notifies the Fund that the shareholder is subject to back-up withholding; or (iv) the shareholder has failed to certify, under penalties of perjury, that he is not subject to back-up withholding. Foreign non-corporate shareholders may also be subject to back-up withholding tax with respect to long-term capital gains distributions if they fail to make certain certifications. Shareholders have previously been requested by the Fund or their brokers to submit all information and certifications required in order to exempt them from backup withholding if such exemption is available to them.

The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by a Participant unless, prior to the effective date thereof, the Fund's transfer agent and dividend disbursing agent receives written notice of the termination of such Participant's account under the Plan. Any such amendment may include an appointment by the Fund of a successor Plan Agent or transfer agent and dividend disbursing agent under the Plan's terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent or the Fund's transfer agent and dividend disbursing agent under the Plan's terms and conditions. Notwithstanding the above, if for any reason operation of the Plan in accordance with its terms should become impracticable or unreasonable under the circumstances then prevailing, or in the judgment of the Fund's Board of Directors such operation would not be in the interests of the Fund's shareholders generally, then the Fund's Board of Directors shall have the authority to amend, effective immediately, the terms of the Plan to the extent that such amendment does not adversely affect the interests of Participants in any material respect. Appropriate written notice of such amendment shall be given within 30 days of its effective date.

Each of the Plan Agent and Fund's transfer agent and dividend disbursing agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to insure the accuracy of all services performed under the Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees. The terms and conditions of the Plan are governed by the laws of the State of New York.

CLOSED-END STRUCTURE

The Fund is a recently organized, non-diversified management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares, the mutual fund will redeem or buy back the shares at "net asset value." Mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the Fund's investments.

By comparison, closed-end funds are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the best interest of shareholders, the Fund's Board of Directors might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See "Repurchase of shares." The Board of Directors might also consider converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund.

POSSIBLE CONVERSION TO OPEN-END STATUS

The Fund may be converted to an open-end investment company at any time if approved by the Board of Directors and the shareholders. See "Certain provisions of the Charter and By-Laws" for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund converted to an open-end investment company, it would be required to redeem all Fund preferred stock then outstanding (requiring in turn that it liquidate a portion of its investment portfolio) and the Fund's Common Shares would no longer be listed on the New York Stock Exchange. Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or permitted under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end investment companies typically engage in a continuous offering of their shares. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Directors may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

REPURCHASE OF SHARES

Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund's shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund. Although Common Shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. For more information see "Repurchase of Shares" in the SAI. Repurchase of the Common Shares may have the effect of reducing any market discount to net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio and may adversely affect the ability of the Fund to achieve its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover which will result in additional expenses being borne by the Fund. The Board of Directors currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders generally and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act. See "Taxation" in the SAI for a description of the potential tax consequences of a share repurchase.

TAXATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid by the Fund from its ordinary income or from any excess of net short-term capital gains over net long-term capital losses (collectively, "ordinary income dividends") are generally taxable to shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated by the Fund as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Individual shareholders who satisfy certain holding period and other requirements are generally taxed on ordinary income dividends received from the Fund at long-term capital gains rates to the extent the dividends are attributable to "qualified dividend income" received by the Fund. "Qualified dividend income" is generally dividends from U.S. corporations and qualified foreign corporations, provided that the Fund has satisfied holding period and certain other requirements in respect of the stock of such corporations.

A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a nontaxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

If the Fund pays a dividend or distribution in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

Each year, we will notify you of the tax status of dividends and other distributions you received from the Fund.

If you sell your Fund shares, or have shares repurchased by the Fund, you may realize a gain or loss. Such gain or loss will generally be a capital gain or loss and will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. federal income tax on dividends, distributions and redemption proceeds payable if you

-     fail to provide us with your correct taxpayer identification number;

-     fail to make required certifications; or

- have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund intends to qualify as a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least the sum of 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and 90% of its net tax-exempt interest, the Fund will not be required to pay federal income taxes on any income and gains that it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its net capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Fund distributions also may be subject to state and local taxes.

CERTAIN FOREIGN TAX CONSIDERATIONS

Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. If more than 50% of the fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the fund may elect for U.S. federal income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. If the Fund were to make such an election, you would be required to take into account an amount equal to your pro rata share of the foreign taxes paid by the Fund in computing your taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against your U.S. federal income taxes.

The Fund may invest in non-U.S. corporations that could be classified as "passive foreign investment companies" (as defined for U.S. federal income tax purposes). For U.S. federal income tax purposes, such investments may, among other things, cause the Fund to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gain. Furthermore, dividend income received from a passive foreign investment company is not treated as qualified dividend income.

YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER REGARDING THE PARTICULAR CONSEQUENCES OF INVESTING IN THE FUND.

DESCRIPTION OF SHARES

COMMON SHARES

The Fund is authorized to issue 250,000,000 shares, of which 240,000,000 shares are classified as Common Shares, $0.01 par value per share. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The Common Shares outstanding are, and those offered hereby when issued, will be, fully paid and nonassessable. Common Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that, assuming there is no Fund preferred stock outstanding, the holders of more than 50% of the Common Shares will elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors. Whenever Fund preferred stock or borrowings are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Fund preferred stock and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. The Fund's Board of Directors, with the approval of a majority of the entire board, but without any action by the shareholders of the Fund, may amend the Fund's Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue. The Fund's Common Shares have been approved for listing on the New York Stock Exchange upon notice of issuance under the symbol " ." Under the rules of the New York Stock Exchange applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders in each year. The foregoing description and the descriptions below under "Certain provisions of the Charter and By-Laws" and above under "Possible conversion to open-end status" are subject to the provisions contained in the Fund's Charter and By-Laws.

As of the date of this prospectus, Deutsche Investment Management Americas Inc.
owned of record and beneficially         shares of the Fund's Common Shares,
constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

CERTAIN PROVISIONS OF THE CHARTER AND BY-LAWS

The Fund has provisions in its Charter and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. On the first day on which the Fund has more than one stockholder of record, the Board of Directors will be divided into three classes, having initial terms of one, two and three years, respectively. At the annual meeting of shareholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of Directors. Additionally, the Fund's By-Laws provide that the vote required to elect directors is (1) the vote of the holders of a majority of the shares of common stock and preferred stock, if any, outstanding and entitled to vote thereon, voting together as a single class, or (2) in the case of directors elected by the holders of preferred stock, if any, voting separately as a class, the vote of the holders of a majority of the shares of preferred stock outstanding and entitled to vote thereon. It is possible that no nominee will receive the required vote. In the case of a failure to elect one or more directors because the nominees receive votes constituting less than the required vote, the incumbent directors would hold over and continue to direct the management of the business and affairs of the Fund until the next election of directors and until their successors are duly elected and qualify. A director may be removed from office only for cause and then only by the affirmative vote of the holders of at least 80% of the votes entitled to be cast generally in the election of directors. The Charter provides that any and all vacancies on the Board of Directors may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy shall serve for the remainder of the full term of the directorship in which such vacancy occurred and until his successor is elected and qualifies.

The affirmative vote of at least 80% of the entire Board of Directors is required to approve the conversion of the Fund from a closed-end to an open-end investment company. Such conversion also requires the affirmative vote of the holders of at least 80% of the votes of the Fund's common stock and preferred stock entitled to be cast thereon, each voting as a separate class, unless it is approved by a vote of at least 80% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the shareholders of the Fund. A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund or which individually or together with any other persons beneficially owns or is deemed to own, directly or indirectly, more than 5% of any class of the Fund's securities (an "Interested Party") and (ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months, or has been a member of the Board of Directors since the Fund's initial public offering of Common Shares, or is a successor of a Continuing Director who is not an Interested Party or an affiliate or associate of an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund, or is elected to the Board of Directors to be a Continuing Director by a majority of the Continuing Directors then on the Board of Directors and who is not an Interested Party or an affiliate or associate of an Interested Party. The affirmative vote of at least 80% of the votes of the Fund's common stock and preferred stock entitled to be cast thereon, each voting as a separate class, will be required to amend the Fund's Charter to change any of the provisions in this paragraph, the preceding paragraph and the subsequent two paragraphs, unless such action previously has been approved by the affirmative vote of 80% of the Continuing Directors, in which case no stockholder vote shall be required to approve such amendment unless otherwise provided in the Charter or required by law.

The affirmative votes of at least 80% of the entire Board of Directors and the holders of at least (i) 80% of the votes of the Fund's common stock and preferred stock entitled to be cast thereon, each voting as a separate class, and (ii) in the case of a Business Combination (as defined below), 66 2/3% of the votes entitled to be cast thereon by the shareholders of the Fund other than votes entitled to be cast by an Interested Party who is (or whose affiliate is) a party to a Business Combination (as defined below) or an affiliate or associate of the Interested Party, are required to authorize any of the following transactions:

(i) merger, consolidation or share exchange of the Fund with or into any other person;

(ii) issuance or transfer by the Fund (in one or a series of transactions in any 12-month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding (a) issuances or transfers of debt securities of the Fund, (b) sales of securities of the Fund in connection with a public offering or private placement thereof, (c) issuances of securities of the Fund pursuant to a dividend reinvestment plan and/or cash purchase plan adopted by the Fund, (d) issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and (e) portfolio transactions effected by the Fund in the ordinary course of business;

(iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12 month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i), (ii) and (iii) above being known individually as a "Business Combination");

(iv) any voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Charter to terminate the Fund's existence; or

(v) any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets.

However, the voting requirements described above will not be required with respect to a Business Combination if it is approved by a vote of at least 80% of the Continuing Directors (as defined above), or certain pricing and other conditions specified in the Charter are met. In such cases, with respect to a Business Combination described in (i) or (iii) above (if the transfer or other disposition is one with respect to which a stockholder vote is required under Maryland law), the affirmative vote of the holders of a majority of the votes entitled to be cast will be sufficient to authorize the transaction. In such cases, with respect to any other Business Combination, no stockholder vote is required. Further, with respect to a transaction described in (iv) above, if it is approved by a vote of at least 80% of the Continuing Directors, a majority of the votes entitled to be cast by the shareholders will be sufficient to authorize the transaction.

The By-Laws provide that with respect to an annual meeting of stockholders, nominations of persons for election to the Board of Directors and the proposal of business to be considered by stockholders may be made only (i) pursuant to our notice of the meeting, (ii) by the Board of Directors, or (iii) by a stockholder who is entitled to vote at the meeting and who has complied with the advance notices procedures of the By-Laws. With respect to special meetings of stockholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board of Directors at a special meeting may be made only (i) pursuant to our notice of the meeting, (ii) by the Board of Directors or (iii) provided that the Board of Directors has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the By-Laws. The By-Laws also establish certain procedures and requirements relating to the calling of stockholder-requested special meetings.

The Board of Directors has determined that the foregoing voting requirements, which are in some instances greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interest of the Fund.

Reference is made to the Charter and By-Laws of the Fund, on file with the Commission, for the full text of these provisions. These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. On the other hand, these provisions may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objective.

UNDERWRITING

The underwriters named below (the "Underwriters"), acting through _________, _________, as lead managers, and _________, ___________ as their representatives (together with the lead managers, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund, the Investment Manager and the Investment Adviser, to purchase from the Fund the number of Common Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Common Shares (other than those covered by the over-allotment option described below) if any are purchased.

                                               NUMBER OF
                                                COMMON
UNDERWRITERS                                    SHARES
------------                                    ------








                                               ----------
      Total.................................
                                               ==========

The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional _________ Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of up to $____ per Common Share ( % of the public offering price per common share). The Representatives have advised the Fund that the Underwriters may pay up to $_________ per Common Share from such commission to selected dealers who sell the Common Shares and that such dealers may reallow a concession of up to $____ per Common Share to certain other dealers who sell shares. Investors must pay for any Common Shares purchased on or before _________, 2004.

Prior to this offering, there has been no public or private market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund, the Investment Manager and the Representatives. There can be no assurance, however, that the price at which Common Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The minimum investment requirement is 100 Common Shares.

The Fund and the Investment Manager have agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the 1933 Act.

The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any equity securities of the Fund, other than issuances of Common Shares, including pursuant to the Fund's Dividend Reinvestment Plan, and issuances in connection with any offering of preferred shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the American Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

State Street Bank and Trust Company, whose principal business address is One Heritage Drive, North Quincy, MA 02171 has been retained to act as custodian of the Fund's investments and Scudder Investment Service Company, whose principal business address is 811 Main Street, Kansas City, MO 64105-2005, has been retained to serve as the Fund's transfer and dividend disbursing agent and registrar. Neither State Street Bank and Trust Company nor Scudder Investment Service Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio. Scudder Fund Accounting Corporation, whose principal business address is Two International Place, Boston, MA 02110, has been retained to serve as accounting agent.

REPORTS TO SHAREHOLDERS

The Fund will send unaudited semi-annual and audited annual reports to its shareholders.

VALIDITY OF THE SHARES

The validity of the shares offered hereby is being passed on for the Fund by Willkie Farr & Gallagher LLP, New York, New York, and certain other legal matters will be passed on for the Underwriters by _________. Venable LLP will opine on certain matters pertaining to Maryland law. Willkie Farr & Gallagher LLP and _________ may rely as to certain matters of Maryland law on the opinion of Venable LLP.

TABLE OF CONTENTS OF THE

STATEMENT OF ADDITIONAL INFORMATION

                                                                  PAGE
                                                                  ----
                  Investment Objective and Policies.........
                  Use of Leverage...........................
                  Investment Restrictions...................
                  Management of the Fund....................
                  Compensation of Directors.................
                  Investment Advisory and Other
                  Services..................................
                  Portfolio Transactions and
                  Brokerage.................................
                  Determination of Net Asset Value..........
                  Repurchase of Shares......................
                  Taxation..................................
                  Performance Information...................
                  Counsel and Independent
                  Accountants...............................
                  Additional Information....................
                  Statement of Assets and
                  Liabilities...............................
                  Report of Independent Accountants.........
                  Ratings of Investments (Appendix A).......      A-1

                      SCUDDER COMMODITIES STOCK FUND, INC.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    Subject to completion, dated July 2, 2004

                      SCUDDER COMMODITIES STOCK FUND, INC.

                                 345 Park Avenue

                               New York, New York

                                  800-349-4281

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ______ __, 2004

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SCUDDER COMMODITIES STOCK FUND, INC., DATED _________ __, 2004, AS SUPPLEMENTED FROM TIME TO TIME (THE "PROSPECTUS"). THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION AND PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE ADDRESS OR PHONE NUMBER SHOWN ABOVE.

                                TABLE OF CONTENTS

                                                                                                                  PAGE
INVESTMENT OBJECTIVE AND POLICIES...............................................................................    3
USE OF LEVERAGE.................................................................................................    6
INVESTMENT RESTRICTIONS.........................................................................................    6
MANAGEMENT OF THE FUND..........................................................................................    7
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS..................................................................    9
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................   11
PORTFOLIO TRANSACTIONS AND BROKERAGE............................................................................   11
DETERMINATION OF NET ASSET VALUE................................................................................   11
REPURCHASE OF SHARES............................................................................................   11
TAXATION [to be revised]........................................................................................   11
COUNSEL AND INDEPENDENT AUDITORS................................................................................   11
ADDITIONAL INFORMATION..........................................................................................   11
REPORT OF INDEPENDENT AUDITORS..................................................................................   11
RATINGS OF INVESTMENTS (Appendix A).............................................................................  A-1

                      STATEMENT OF ADDITIONAL INFORMATION

      Scudder Commodities Stock Fund, Inc. (the "Fund") is a recently organized, non-diversified, closed-end management investment company organized as a Maryland corporation on June 24, 2004. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Defined terms used herein have the same meanings as in the Prospectus. You should not invest in the Fund without first reading the Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES
               ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

      The following descriptions supplement the descriptions of the principal investment objective, strategies and risks as set forth in the Prospectus. Except as otherwise provided, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval; however, the Fund will not change its non-fundamental investment policies without first providing written notice to shareholders.

Under normal market conditions, the Fund will invest substantially all but not less than 80% of its total assets in equity and equity-linked securities of companies in commodity-related industries or other issuers where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes. Commodities are assets that have tangible properties, such as oil, metal and agricultural products. Securities of companies in commodity-related industries include common stocks, preferred securities, warrants, convertible securities and other equity and equity-linked securities issued by such companies.

COMMON STOCK

      Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

PREFERRED STOCKS

      Preferred stocks pay fixed or floating dividends to investors, and have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Preferred stockholders usually have no right to vote for corporate directors or on other matters. The percentage of common and preferred stocks in the Fund's investment portfolio may vary over time based on the Investment Manager's assessment of market conditions.

WARRANTS

      The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

CONVERTIBLE SECURITIES

      The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock split, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

LOWER-RATED SECURITIES

      Securities rated non-investment grade (i.e., lower than Baa by Moody's Investors Service Inc. ("Moody's") or lower than BBB by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P")) are sometimes referred to as "high yield" or "junk" bonds. The issuers of these securities have a currently identifiable vulnerability to default and the issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund may invest no more than 20% of its total assets in preferred stock or debt securities rated below investment grade or unrated securities of comparable quality. For a description of bond ratings, see Appendix A.

ILLIQUID SECURITIES

      A security is illiquid if, for legal or market reasons, it cannot be sold promptly (i.e., within seven days) at a price which approximates its fair value. Up to 20% of the Fund's assets may be invested in illiquid investments of companies, including privately-negotiated equity or debt securities.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency transactions with counterparties to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies and currency swaps. A forward currency involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on notional difference among two or more currencies.

The Fund may invest without limit in securities of non-U.S. issuers or securities that are denominated in various foreign currencies or multinational currency units ("foreign securities"). Such investments involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities often are volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in foreign securities. The Fund may hold foreign securities of issuers in so-called "emerging markets" which may entail additional risks.

Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

                                 USE OF LEVERAGE

      The Fund currently does not intend to issue preferred stock, but may do so in the future in accordance with the Investment Company Act of 1940, as amended (the "1940 Act") and the rules promulgated thereunder. If the Fund determines to issue preferred stock in the future, it will provide at least 60 days' prior notice to its common stock holders.

                             INVESTMENT RESTRICTIONS

      The investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

      The Fund may not:

      1. Issue senior securities or borrow money other than as permitted by the 1940 Act and the rules and regulations thereunder, and interpretations thereof;

      2. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Fund may be deemed to be an underwriter;

      3. Purchase or sell real estate;

      4. Purchase or sell commodities, except as permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool or commodity pool operator, and except that the purchase or sale by the Fund of securities of commodity-related companies and commodity-linked derivative instruments, including swaps, structured notes, options and futures will not constitute the purchase or sale of commodities;

      5. Make loans of money or property to any person, except through loans of portfolio securities, the purchase of debt instruments consistent with the Fund's investment objectives and policies, or the entry into repurchase agreements;

      6. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the 1940 Act and the rules and regulations thereunder and interpretations thereof;

      7. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings or permitted strategies;

      8. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin; or

      9. Invest for purposes of exercising control over management.

      10. Concentrate its investments in a particular industry, as the term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, except commodity-related industries.

      The investment restrictions numbered 1 through 5 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. "Majority of the outstanding voting securities" means the lesser of
(1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 6 through 10 above are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

      Fund Name. The Fund has a non-fundamental policy of investing substantially all but not less than 80% of its total assets in securities of companies in commodity-related industries, as the Fund's name suggests. The Fund will measure the percentage at the time an investment is made, not later, and the Fund's 80% investment policy will not be considered violated unless an excess or deficiency occurs immediately after and as a result of such investment. If market fluctuations or shareholder actions cause the Fund's investments to fall below the name policy limit, the Fund will act to remedy the situation as promptly as possible, normally within three business days. However, the Fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Investment Manager believes such action may expose the Fund to losses or unreasonable risks of loss. Also, the Fund may occasionally depart from its name policy. For example, the Fund may depart from its name policy to avoid losses caused by adverse market, economic, political, or other conditions. If the Board of Directors of the Fund changes the Fund's 80% investment policy to permit the Fund to invest less than 80% if its total assets in companies in commodity-related industries, the Fund will provide shareholders with at least 60 days' prior notice of such change.

                             MANAGEMENT OF THE FUND

      The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Director approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Investment Manager, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers and the Investment Manager, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors. As of ______ __, 2004, the Director and officers as a group beneficially owned, directly or indirectly, less than ___% of the outstanding shares of the Fund.

      The Director and officers of the Fund and their principal occupations during the past five years are set forth below. The Director and each such officer is also a director or officer of one or more other investment companies advised by the Investment Manager and its affiliates. The

Director is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his relationship with the Fund and the Investment Manager.

                       DIRECTOR AND OFFICERS OF THE TRUST


                                                                                            NUMBER OF FUNDS IN
                                POSITION WITH THE       BUSINESS EXPERIENCE AND             THE FUND COMPLEX TO
                                FUND AND LENGTH OF      DIRECTORSHIPS DURING THE            BE OVERSEEN BY
NAME AND BIRTH DATE             TIME SERVED             PAST 5 YEARS                        DIRECTOR./1/
-------------------             -----------             ------------                        ------------

Interested Director
Julian F. Sluyters/2/           Director since          [to come]                                    [ ]
[DOB]                           inception of the Fund

                                POSITION WITH THE FUND
NAME AND BIRTH DATE             AND LENGTH OF TIME SERVED   BUSINESS EXPERIENCE AND DIRECTORSHIPS DURING THE PAST 5 YEARS
-------------------             -------------------------   -------------------------------------------------------------
Officers

Julian F. Sluyters/3/           Director, President and     [to come]
[DOB]                           Chief Executive Officer
                                since inception of the
                                Fund

Charles A. Rizzo/3/             Treasurer since inception   Director, Deutsche Asset Management (April 2000 to present); Formerly,
8/5/57                          of the Fund                 Vice President and Department Head, BT Alex. Brown Incorporated (now
                                                            Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers &
                                                            Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

------------------

1     As of ___________, 2004 the total number of Funds in the Fund Complex is [
      ].

2 Mr. Sluyters is a director who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act.

3 Messrs. Sluyters and Rizzo also hold similar positions for other investment companies for which the Investment Manager or an affiliate serves as the adviser.

      [Discussion of audit committee, nominating committee and other Board committees to come.]

                 COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

      The following table sets forth estimated information regarding compensation expected to be paid to Directors by the Fund for the current fiscal year ending December 31, 2004 and the aggregate compensation paid by the fund complex of which the Fund is a part for the fiscal year ended December 31, 2004. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $_____, and a fee of $___ for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed "Total Compensation From Fund Complex Paid to Directors," the compensation paid to each Director represents the aggregate amount paid to the Director by the Fund and the other funds that each Director serves in the fund complex. The Directors do not receive any pension or retirement benefits from the fund complex.

                                                                                                 TOTAL COMPENSATION
                                                                      AGGREGATE COMPENSATION      COMPLEX PAID TO
            NAME OF PERSON, POSITION OF FUND DIRECTORS                      FROM FUND                DIRECTORS
            ------------------------------------------                      ---------                ---------
Julian F. Sluyters, Director*


* "Interested person" of the Fund, as defined in the 1940 Act, because of the affiliation with the Investment Manager.

                     INVESTMENT MANAGEMENT AND OTHER SERVICES

THE INVESTMENT MANAGER

      Deutsche Investment Management Americas Inc. ("DeIM"or the "Investment Manager"), with headquarters at 345 Park Avenue, New York, NY 10154, is the Fund's investment manager pursuant to an Investment Management Agreement. Under the supervision of the Board of Directors, the Investment Manager makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Investment Manager provides a full range of global investment advisory services to institutional and retail clients, and as of _________ __, 2004, had total assets of approximately $___ billion under management. The Investment Manager is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts, and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

      Under its Investment Management Agreement with the Fund, the Investment Manager is responsible for managing the investment operations of the Fund and the composition of the Fund's holdings of securities and other investments. The Investment Manager also is responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

      For its services under the Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee computed at the annual rate of ___% of the average daily managed assets of the Fund (which equals the net asset value of the Common Shares plus the liquidation preference of any Fund preferred stock, if any, and the principal amount of any borrowings used for leverage, if any). In addition to the monthly advisory fee, the Fund pays all other costs and expenses of its operations, including compensation of its Directors, custodian, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Fund Preferred Shares, listing expenses, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. Although the Fund does not currently anticipating using leverage, if the Fund determines to utilize leverage in the future the fees paid to the Investment Manager for investment management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's total managed assets, which would include the liquidation preference of any Fund preferred stock and the principal amount of certain borrowings for leverage. Because the fees paid to the Investment Manager are determined on the basis of the Fund's total managed assets, the Investment Manager's interest in determining whether to leverage the Fund may differ from the interests of the Fund.

      The Investment Management Agreement provides that the Investment Manager shall not be liable for any act or omission in the course of, connected with or arising out of any services to be rendered under the Investment Management Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard by the Investment Manager of its obligations and duties under the Investment Management Agreement.

      The Investment Management Agreement will remain in effect for an initial term of two years (unless sooner terminated), and shall remain in effect from year to year thereafter if approved annually (1) by the Fund's Board of Directors or by the holders of a majority of the Fund's outstanding voting securities and (2) by a majority of the independent directors who are not parties to such contract or agreement. The Investment Management Agreement will terminate upon assignment by any party and is terminable, without penalty, on 60 days' written notice by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or upon 90 days' written notice by the Investment Manager.

      To the extent permissible by law and subject to approval of the Board of Directors, pursuant to the Investment Management Agreement, the Investment Manger is authorized to appoint certain of its affiliates as investment advisers to perform certain of the Investment Manager's duties. In such cases, the Investment Manager is also authorized to adjust the duties, the amount of assets to be managed and the fees paid by the Investment Manager to any such affiliated investment advisers. These affiliated investment advisers must be entities that the Investment Manager controls, is controlled by, or is under common control with, and any such appointments are subject to the further approval of the independent directors and the full Board of Directors of the Fund. Shareholders of the Fund that are affected by any adjustment would receive appropriate disclosure of any such change in a timely fashion following approval by the Independent Directors. The advisory fee rates paid by the Fund would not increase as a result of any such action since all fees incurred by an investment adviser will continue to be the responsibility of the Investment Manager. The Investment Manager will retain full responsibility for the actions of any such investment adviser.

      [Discussion of approval of Investment Management Agreement to come]

CUSTODIAN; TRANSFER AND DIVIDEND DISBURSING AGENT AND REGISTRAR; ACCOUNTING
AGENT

      Brown Brothers Harriman & Co., which has its principal business office at ___________, Boston, MA _______, has been retained to act as custodian of the Fund's investments and Scudder Investment Service Company, which has its principal business office at 811 Main Street, Kansas City, MO 64105-2005, has been retained to serve as the Fund's transfer and dividend disbursing agent and registrar. Neither Brown Brothers Harriman & Co. nor Scudder Investment Service Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio. Scudder Fund Accounting Corporation, which has its principal business office at Two International Place, Boston, MA 02110, has been retained to serve as accounting agent.

CODE OF ETHICS

      The Fund and the Investment Manager have adopted codes of ethics in compliance with Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's pre-clearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

PROXY VOTING GUIDELINES

      [The Fund has delegated proxy voting responsibilities to the Investment Manager, subject to the Board's general oversight. The Fund has delegated proxy voting to the Investment Manager with the direction that proxies should be voted consistent with the Fund's best economic interests. The Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Guidelines set forth the Investment Manager's general position on various proposals, such as:

- Shareholder Rights -- The Investment Manager generally votes against proposals that restrict shareholder rights.

- Corporate Governance -- The Investment Manager generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

- Anti-Takeover Matters -- The Investment Manager generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Investment Manager generally votes for fair price proposals.

- Compensation Matters -- The Investment Manager generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Investment Manager generally votes against stock option plans that do not meet the Investment Manager's criteria.

- Routine Matters -- The Investment Manager generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Investment Manager generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Investment Manager or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Investment Manager votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Investment Manager's general voting positions on various proposals, the Investment Manager may, consistent with the Funds' best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board, or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Investment Manager or an affiliate serves as investment advisor or sponsor.

The Investment Manager may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Investment Manager resolves conflicts of interest. To resolve conflicts, the Investment Manager, under normal circumstances, votes proxies in accordance with its Guidelines. If the Investment Manager departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Investment Manager will vote the proxy. Before voting any such proxy, however, the Investment Manager's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Investment Manager has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Investment Manager has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Investment Manager will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party. Under certain circumstances, the Investment Manager may not be able to vote proxies or the Investment Manager may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Investment Manager may not vote proxies on certain foreign securities due to local restrictions or customs. The Investment Manager generally does not vote proxies on securities subject to share blocking restrictions.

PRIVACY POLICY

      The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information, and why in certain cases we may share this information with others.

      The Fund does not receive any nonpublic personal information relating to the shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the Fund, we receive nonpublic personal information on account applications or other forms. With respect to these shareholders, the Fund also has access to specific information regarding their transactions in the Fund.

      The Fund does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary to service shareholder accounts. The Fund restricts access to nonpublic personal information about its shareholders to employees of its service providers with a legitimate business need for the information.

      Beginning __________ _____, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-___-___-____ (toll free) or visiting ___________ or the SEC's website www.sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Investment Manager. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

      In selecting a broker to execute each particular transaction, the Investment Manager will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Investment Manager shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Investment Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Investment Manager determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Investment Manager's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Investment Manager and is available for the benefit of other accounts advised by the Investment Manager and its affiliates, and not all of the information will be used in connection with the

Fund. While this information may be useful in varying degrees and may tend to reduce the Investment Manager's expenses, it is not possible to estimate its value and in the opinion of the Investment Manager it does not reduce the Investment Manager's expenses in a determinable amount. The extent to which the Investment Manager makes use of statistical, research and other services furnished by brokers is considered by the Investment Manager in the allocation of brokerage business but there is no formula by which such business is allocated. The Investment Manager does so in accordance with its judgment of the best interests of the Fund and its shareholders. In addition, consistent with the Conduct Rules of NASD, Inc., and subject to seeking best price and execution, the Investment Manager may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The Fund will determine the net asset value of its shares daily, as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding. Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

      For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

      Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Investment Manager to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

                              REPURCHASE OF SHARES

      The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead the Fund's shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Directors may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at or below net asset value, or the conversion of the Fund to an open-end investment company. The Board of Directors may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

      Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Directors would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations under each of those Acts.

      Although the decision to take action in response to a discount from net asset value will be made by the Board of Directors at the time it considers the issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests,
(d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

      The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to or near their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at or below net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

      In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

      Before deciding whether to take any action, the Fund's Board of Directors would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                    TAXATION

[To come]



      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS. PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                        COUNSEL AND INDEPENDENT AUDITORS

      Willkie Farr & Gallagher LLP serves as counsel to the Fund, and is located at 787 Seventh Avenue, New York, New York 10019. _______________ has been appointed as independent auditors for the Fund. The Statement of Assets and Liabilities of the Fund as of _________ __, 2004 and the Statement of Operations of the Fund for the one day then ended included in this Statement of Additional Information has been so included in reliance on the report of _______________, independent auditors, given on the authority of the firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

      A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of any part thereof may be obtained from the Commission upon the payment of fees prescribed by the Commission.

                      SCUDDER COMMODITIES STOCK FUND, INC.
          STATEMENT OF ASSETS AND LIABILITIES AS OF _________ __, 2004

Assets:
     Cash.......................................................................    $
     Deferred Offering Costs....................................................
     Receivable from adviser....................................................
          Total Assets..........................................................
Liabilities:
     Accrued expenses...........................................................
     Payable for organization costs.............................................
Total Liabilities...............................................................
Net Assets applicable to [       ] shares of $.01 par value common stock
   outstanding..................................................................
Net asset value per Common Shares outstanding ([$               ]  divided by
   [       ] Common Shares outstanding).........................................


                             STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED _________ __, 2004

INVESTMENT INCOME...............................................................          $
Expenses:
     Organization costs.........................................................
     Expense reimbursement......................................................
          Total expenses........................................................
Net investment income...........................................................          $

NOTES TO FINANCIAL STATEMENTS


NOTE 1: ORGANIZATION

      Scudder Commodities Stock Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on June 24, 2004 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end non-diversified management investment company. The Fund has been inactive since that date except for matters relating to the Fund's establishment, designation, registration of the Fund's shares of common stock ("Shares") under the Securities Act of 1933, as amended, and the sale of ___ shares ("Initial Shares") for $___ to Deutsche Investment Management Americas Inc. The proceeds of such Initial Shares in the Fund were invested in cash. There are 240,000,000 shares of $0.01 par value common stock authorized.

      Deutsche Investment Management Americas Inc. or an affiliate has agreed to reimburse all organization expenses (approximately $_____) and pay all offering costs (other than the sales load) that exceed $___ per Common Share.

NOTE 2: ACCOUNTING POLICIES

      The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENT

      The Fund has entered into an Investment Management Agreement with Deutsche Investment Management Americas Inc. (the "Investment Manager"), under which the Investment Manager will provide investment advisory services for the Fund. For providing these services, the Investment Manager will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to ___% of the average daily managed assets. Managed assets is the net asset value of the Common Shares plus the liquidation preference of any Fund preferred stock and the principal amount of any borrowings used for leverage.

      [In addition to the reimbursement and waiver of organization and offering costs discussed in Note 1, the Investment Manager has contractually agreed with the Fund to waive a portion of its fees in the amount of ___% of average daily managed assets (which includes the liquidation preference of any Fund preferred stock and the principal amount of any borrowings used for leverage) for the first ___ years of the Fund's operations and ___% of average daily managed assets for the next ___ fiscal years.]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of SCUDDER COMMODITIES STOCK FUND,
INC.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of Scudder Commodities Stock Fund, Inc. (the "Fund") at _________ __, 2004 and the results of its operations for the one day then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

---------------
_______________[city], _______________[state]
______ __, 2004

                                                                      APPENDIX A

                             RATINGS OF INVESTMENTS

         Description of certain ratings assigned by S&P and Moody's:

S&P

LONG-TERM

      "AAA" -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "BB," "B," "CCC," "CC," and "C" -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C" -- A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      "D" -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      "r" -- The symbol "r" is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      "N.R." -- The designation "N.R." indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

      Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus ( - ) sign designation to show relative standing within the major rating categories.

SHORT-TERM

      "A-1" -- A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" -- A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3" -- A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" -- A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

      "C" -- A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" -- A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

      "Aaa" -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" -- Bonds rated "Aa" are judged to be of high quality by all standards.

      Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A" -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      "Baa" -- Bonds rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" -- Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" -- Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PREFERRED STOCK

      Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of our familiar bond rating symbols in the quality ranking of preferred stock.

      These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      "aaa" -- An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      "aa" -- An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

      "a" -- An issue rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      "baa" -- An issue rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

      "ba" -- An issue rated "ba" is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      "b" -- An issue rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      "caa" -- An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      "ca" -- An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      "c" -- This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications "aa" through "b". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

                            STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as "D."

Characters normally expressed as superscript shall be preceded by "pp."

                                   PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)      Financial Statements:
         Part A -- None
         Part B -- Report of Independent Accountants*

(2)      Exhibits:

         (a)      Articles of Incorporation.*
         (b)      By-Laws.*
         (c)      Not applicable.
         (d)      Form of specimen share certificate.*
         (e)      Dividend Reinvestment and Cash Purchase Plan.*
         (f)      Not applicable.*
         (g)      Form of Investment Management Agreement.*
         (h)      Form of Underwriting Agreement.*
         (i)      Not applicable.
         (j)      Form of Custodian Agreement.*
         (k)      (i)      Form of Transfer Agency, Registrar and Dividend
                           Disbursing Agency Agreement.*
                  (ii)     Form of ___________ Agreement.*
         (l)      (i)      Opinion and Consent of Willkie Farr & Gallagher LLP.*
                  (ii)     Opinion and Consent of Venable LLP.*
         (m)      Not applicable.
         (n)      Consent of Independent Accountants.*
         (o)      Not applicable.
         (p)      Purchase Agreement.*
         (q)      Not applicable.
         (r)      (i)      Code of Ethics of the Fund.*
                  (ii)     Code of Ethics of the Investment Manager.*
         (s)      Power of Attorney.*

--------------

* To be filed by amendment.

ITEM 25. MARKETING ARRANGEMENTS

      See Exhibit 2(h).

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The approximate expenses in connection with the offering, all of which are being borne by the Registrant, are as follows:

                SEC Registration Fees................................   $
                New York Stock Exchange Listing Fee..................   $
                Printing and Engraving Expenses......................   $
                Legal Fees and Expenses..............................   $
                Auditing Fees and Expenses...........................   $
                NASD Fees............................................   $
                Miscellaneous........................................   $
                                                                        --------
                Total                                                   $
                                                                        ========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

      None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

              TITLE OF CLASS                               NUMBER OF RECORD HOLDERS
   Common Stock, par value, $.01 per share..........                  None


ITEM 29. INDEMNIFICATION

      The Articles of Incorporation of the Registrant provide that, to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. Article 2, Section 405.2 of the Maryland General Corporation Law provides that the Articles of Incorporation of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the corporation or its shareholders for money damages in certain instances.

      Article VIII of the Articles of Incorporation of the Registrant further provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Fund, or is or was serving while a director or officer of the Fund at the request of the Fund as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Fund against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereinafter in force.

      In addition, the Fund shall also advance expenses to its currently acting and its former directors and officers to the fullest extent that advancement of expenses is permitted by the Maryland General Corporation Law, the Securities Act, and the 1940 Act. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

      The Registrant's Articles of Incorporation also provide that no amendment to the charter of the Registrant shall affect any right of any person based on any event, omission or proceeding prior to the amendment. Reference is also made to the Investment Management Agreement, filed as Exhibit (g)(i) hereto and to the Underwriting Agreement, filed as Exhibit (h) hereto. Insofar as indemnification for liabilities under the 1933 Act may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Fund by the directors or officers in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

      The description of the Investment Manager under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

      For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Manager, reference is made to Form ADV filed with the Commission (Commission File No. 801-27291) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Investment Manager, 345 Park Avenue, New York, New York 10154; the Registrant's transfer agent, Scudder Investment Services Company, at 911 Main Street, Kansas City, Missouri 64105; and the Registrant's Custodian, Brown Brothers Harriman at __________________.

ITEM 32. MANAGEMENT SERVICES

      Not applicable.

ITEM 33. UNDERTAKINGS

                  (1) The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

                  (2) Not applicable.

                  (3) Not applicable.

                  (4) Not applicable.

                  (5) The Registrant undertakes that:

                  a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

                  b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                  (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, on the 2nd day of July 2004.

                                    SCUDDER COMMODITIES STOCK FUND, INC.

                                    By: /s/ Julian F. Sluyters
                                        ----------------------------------------
                                        Name:  Julian F. Sluyters
                                        Title:  President and Chief Executive
                                                Officer

            Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                   TITLE                              DATE
/s/ Charles A. Rizzo                             Treasurer                          July 2, 2004
----------------------------------------
Charles A. Rizzo                                 (Chief Financial Officer)
                                                 President and Chief Executive      July 2, 2004

/s/ Julian F. Sluyters                           Officer and Director
----------------------------------------
Julian F. Sluyters